Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,861,614
Entity Public Float			$ 74,085,446

Consolidated Statements of Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 21,561,288	$ 35,407,715
Interest bearing deposits with other banks	16,228,747	3,990,521
Securities available for sale, at fair value (amortized cost of $413,973,929 in 2012 and $363,539,526 in 2011)	420,907,815	370,625,505
Loans, net of allowance for loan losses of $6,954,269 in 2012 and $6,681,412 in 2011	361,936,495	382,580,529
Bank premises, furniture, fixtures and equipment, net	19,425,292	20,278,443
Other real estate owned, net	4,682,255	4,868,653
Accrued interest receivable	4,665,868	4,445,384
Cash surrender value of life insurance	21,191,930	20,382,063
Intangible assets, net	3,149,657	3,226,612
Other assets	7,090,551	8,140,029
Total assets	880,839,898	853,945,454
Deposits
Non-interest bearing deposits	119,946,574	116,894,676
Interest bearing deposits	522,602,764	455,443,459
Total	642,549,338	572,338,135
Securities sold under agreement to repurchase	73,306,765	120,220,433
Federal Home Loan Bank advances	68,500,000	68,500,000
Accrued interest payable	321,472	372,374
Deferred compensation payable	5,917,662	5,085,935
Other liabilities	1,375,831	1,349,360
Total liabilities	791,971,068	767,866,237
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,861,411 shares issued and outstanding at 2012 and 4,843,911 shares issued and outstanding at 2011	972,282	968,782
Additional paid-in capital	3,620,967	3,247,208
Accumulated other comprehensive gain, net of tax expense of $2,586,340 in 2012 and $2,643,070 in 2011	4,347,546	4,442,909
Retained earnings	79,928,035	77,420,318
Total stockholders' equity	88,868,830	86,079,217
Total liabilities and stockholders' equity	$ 880,839,898	$ 853,945,454

Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale, at fair value, amortized cost	$ 413,973,929	$ 363,539,526
Loans, allowance for loan losses	6,954,269	6,681,412
Common stock, par value	$ 0.2	$ 0.2
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,861,411	4,843,911
Common stock, shares outstanding	4,861,411	4,843,911
Accumulated other comprehensive gain, tax expense	$ 2,586,340	$ 2,643,070

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 23,244,808	$ 25,338,479	$ 28,079,331
Interest on securities
Taxable	7,326,516	7,885,853	6,261,995
Non-taxable	3,751,909	3,684,702	3,726,993
Other interest	64,580	64,635	69,936
Total interest income	34,387,813	36,973,669	38,138,255
Interest expense
Deposits	2,710,082	3,210,445	5,156,764
Other borrowed funds	2,998,939	3,431,648	3,569,535
Total interest expense	5,709,021	6,642,093	8,726,299
Net interest income	28,678,792	30,331,576	29,411,956
Provision for loan losses	(1,545,797)	(2,995,426)	(2,455,790)
Net interest income after provision for loan losses	27,132,995	27,336,150	26,956,166
Non-interest income
Service charges on deposit accounts	3,702,425	3,688,615	4,001,097
Other service charges and fees	1,840,211	1,714,411	1,530,322
Net gains on sales of securities	459,934	715,223	664,613
Other income	1,399,209	1,324,130	1,212,534
Total non-interest income	7,401,779	7,442,379	7,408,566
Non-interest expense
Salaries and employee benefits	13,736,939	14,056,536	13,780,388
Occupancy expense	2,007,513	1,926,803	1,844,656
Equipment expense	2,480,323	2,381,842	1,959,801
Other expense	7,875,192	7,878,439	7,534,895
Total non-interest expense	26,099,967	26,243,620	25,119,740
Income before income taxes	8,434,807	8,534,909	9,244,992
Income tax expense	1,650,808	1,317,062	2,082,461
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Net income per share - basic	$ 1.4	$ 1.49	$ 1.48
Net income per share - diluted	$ 1.39	$ 1.49	$ 1.48
Average shares outstanding
Basic	4,857,798	4,842,353	4,835,603
Diluted	4,865,865	4,848,809	4,852,705

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Other comprehensive income (loss)
Unrealized holding gains (losses) on available for sale securities during year	307,841	11,306,672	(1,452,828)
Income tax effect	(114,825)	(4,217,388)	541,905
Net unrealized gains (losses)	193,016	7,089,284	(910,923)
Reclassification adjustment for gains included in net income	(459,934)	(715,223)	(664,613)
Income tax effect	171,555	266,778	247,900
Net gains included in net income	(288,379)	(448,445)	(416,713)
Total other comprehensive (loss) income	(95,363)	6,640,839	(1,327,636)
Comprehensive income	$ 6,688,636	$ 13,858,686	$ 5,834,895

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2009	$ 74,597,464	$ 967,637	$ 3,087,738	$ (870,294)	$ 71,412,383
Beginning Balance (in shares) at Dec. 31, 2009		4,838,187
Net income	7,162,531				7,162,531
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,110,791)				(4,110,791)
Options exercised (in shares)		16,350
Options exercised	189,161	3,270	185,891
Shares repurchased (in shares)		(16,126)
Shares repurchased	(366,381)	(3,225)	(363,156)
Stock compensation expense	150,748		150,748
Other comprehensive income (loss), net	(1,327,636)			(1,327,636)
Ending Balance at Dec. 31, 2010	76,295,096	967,682	3,061,221	(2,197,930)	74,464,123
Ending Balance (in shares) at Dec. 31, 2010		4,838,411
Net income	7,217,847				7,217,847
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,261,652)				(4,261,652)
Options exercised (in shares)		5,500
Options exercised	63,385	1,100	62,285
Stock compensation expense	123,702		123,702
Other comprehensive income (loss), net	6,640,839			6,640,839
Ending Balance at Dec. 31, 2011	86,079,217	968,782	3,247,208	4,442,909	77,420,318
Ending Balance (in shares) at Dec. 31, 2011		4,843,911
Net income	6,783,999				6,783,999
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,276,282)				(4,276,282)
Options exercised (in shares)		17,500
Options exercised	257,425	3,500	253,925
Stock compensation expense	119,834		119,834
Other comprehensive income (loss), net	(95,363)			(95,363)
Ending Balance at Dec. 31, 2012	$ 88,868,830	$ 972,282	$ 3,620,967	$ 4,347,546	$ 79,928,035
Ending Balance (in shares) at Dec. 31, 2012		4,861,411

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends paid, per share	$ 0.88	$ 0.88	$ 0.85

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,149,029	1,181,257	1,108,158
Amortization of intangibles	76,955	184,691	184,691
Amortization of premiums and accretion of discounts on investment securities, net	850,887	1,264,464	3,458,743
Stock compensation expense	119,834	123,702	150,748
Provision for loan losses	1,545,797	2,995,426	2,455,790
Gain on sale of securities	(459,934)	(715,223)	(664,613)
FHLB stock dividend	(13,100)	(15,800)	(16,700)
Deferred income tax benefit	(536,374)	(572,140)	(1,069,820)
Excess tax benefit	(12,167)	(17,347)	(35,640)
Net writedown on other real estate owned	309,797	265,876	537,429
Earnings from unconsolidated subsidiary			(6,402)
(Increase) decrease in accrued interest receivable	(220,484)	377,843	1,225,491
Increase in cash surrender value life insurance	(809,867)	(846,763)	(751,967)
Decrease in accrued interest payable	(50,902)	(166,507)	(240,108)
Increase in deferred compensation liability	831,727	755,866	459,725
Net change in other operating assets and liabilities	1,522,053	(245,152)	3,565,203
Net cash provided by operating activities	11,087,250	11,788,040	17,523,259
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	256,825,697	192,942,469	201,679,871
Proceeds from sales of securities available-for-sale	5,583,382	19,864,689	30,118,800
Purchases of investment securities available-for-sale	(313,234,435)	(253,327,354)	(243,202,445)
Purchases of bank premises, furniture, fixtures and equipment	(295,878)	(708,222)	(3,735,527)
Sale of other real estate owned	1,574,051	687,095	1,385,959
Net (increase) decrease in interest bearing deposits with other banks	(12,238,226)	(2,834,933)	4,077,135
Redemption of Federal Home Loan Bank Stock	442,800	908,700	165,900
Purchases of Federal Home Loan Bank Stock	(282,700)	(108,000)
Net decrease in loans	17,400,787	27,167,350	21,979,635
Net cash (used) provided by investing activities	(44,224,522)	(15,408,206)	12,469,328
Cash flows from financing activities
Net increase (decrease) in deposits	70,211,203	34,908,412	(32,372,862)
Net (decrease) increase in federal funds purchased		(2,500,000)	2,500,000
Net change in securities sold under agreement to repurchase	(46,913,668)	9,736,996	(4,269,573)
Proceeds from exercise of stock options	257,425	63,385	189,161
Repurchases of company stock			(366,381)
Excess tax benefit on stock option exercises	12,167	17,347	35,640
Dividends paid to stockholders	(4,276,282)	(4,261,652)	(4,110,791)
Federal Home Loan Bank advance proceeds			12,000,000
Federal Home Loan Bank advance payments		(15,900,000)	(2,000,000)
Net cash provided (used) by financing activities	19,290,845	22,064,488	(28,394,806)
Net (decrease) increase in cash and due from banks	(13,846,427)	18,444,322	1,597,781
Cash and due from banks, beginning of year	35,407,715	16,963,393	15,365,612
Cash and due from banks, end of year	21,561,288	35,407,715	16,963,393
Supplemental disclosures of cash flow information
Cash paid for Interest	5,760,923	6,808,600	8,966,407
Income taxes	2,442,092	3,012,862	1,482,901
Noncash disclosures
Real estate acquired by foreclosure	$ 1,697,450	$ 2,753,415	$ 1,762,417

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The accounting policies of Citizens Holding Company and its subsidiary conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The consolidated financial statements of Citizens Holding Company include the accounts of its wholly-owned subsidiary, The Citizens Bank of Philadelphia, Mississippi (collectively referred to as the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Nature of Business

The Citizens Bank of Philadelphia, Mississippi (the “Bank”) operates under a state bank charter and provides general banking services. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. Citizens Holding Company is subject to the regulations of the Federal Reserve. The area served by the Bank is Neshoba County, Mississippi and the immediately surrounding areas. Services are provided at several branch offices.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. The average reserve required by the Federal Reserve Bank at December 31, 2012 and 2011 was $1,902,000 and $1,534,000, respectively.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities

In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no held-to-maturity or trading securities.

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of stockholders’ equity.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.

The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in our securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 3.

Loans and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.

Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

Restructured loans are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. Restructured loans are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.

The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time to the current loan balances in the corresponding loan segment. Additionally, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.

Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. At December 31, 2012, all core deposit intangibles had been amortized. Goodwill and other intangible assets with indefinite lives are not amortized, but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Investment – Insurance Company

During 2010, the Board of Directors of New South Life Insurance Company (“New South”) voted to liquidate the company and pay the investors their share of the business prior to the end of 2010. On December 29, 2010, the Company received a liquidation payment of $2,201,895 for 100% of its share of the business.

Prior to the liquidation, the Company accounted for its investment in New South using the equity method of accounting. The Company’s share of the net income of New South was recognized as income in the Company’s income statement and added to the investment account, and dividends received from New South were used to reduce the investment account. New South did not pay dividends during the years ended December 31, 2010 and 2009.

The investment in New South, which was included in other assets, totaled $2,195,493 at December 31, 2009. Income from the investment, including the gain from liquidation in 2010, for the years ended December 31, 2010 and 2009 included in other income totaled $6,402 and $67,961, respectively.

Trust Assets

Assets held by the trust department of the Company in fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income

Comprehensive income includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale reported as a component of stockholders’ equity. Unrealized gain (loss) on securities available-for-sale, net of related income taxes, is the only component of accumulated other comprehensive income for the Company.

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted net income per share is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options. The effect of the dilutive shares for the years 2012, 2011 and 2010 is illustrated in the following table.

	2012	2011	2010

Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102

Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705

Net income	$6,783,999	$7,217,847	$7,162,531

Net income per share-basic	$1.40	$1.49	$1.48
Net income per share-diluted	$1.39	$1.49	$1.48

Advertising Costs

Advertising costs are charged to expense when incurred. Advertising expense was $636,652, $730,496 and $669,472 for the years ended December 31, 2012, 2011 and 2010, respectively.

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally U. S. Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassifications

Certain information for 2010 and 2011 has been reclassified to conform to the financial presentation for 2012. Such reclassifications had no effect on net income or stockholders’ equity.

Stock-Based Compensation

At December 31, 2012, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Employees’ Long-Term Incentive Plan, which expired in 2009, and the 1999 Directors’ Stock Compensation Plan. Compensation expense for the option grants is determined based on the estimated fair value of the stock options on the applicable grant date. Further, compensation expense is based on an estimate of the number of grants expected to vest and is recognized over the grants’ implied vesting period of 6 months and 1 day. The Company did not estimate any forfeitures for 2012, 2011 or 2010, due to the low historical forfeiture rate. Expense associated with the Company’s stock based compensation is included in salaries and benefits on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 18 for further details regarding the Company’s stock-based compensation.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

Note 2. Intangible Assets

In 2002, the Company acquired CB&T Capital Corporation, a one-bank holding company, whose wholly-owned subsidiary was Citizens Bank & Trust Company in Louisville, Mississippi. In addition to the intangible assets related to the purchase of CB&T Capital Corporation, the Company recorded intangible assets from the purchase of branches located in Kosciusko and Scooba, Mississippi and from the purchase of Three D Mortgage Company. The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total	Life to Date Amortization	Unamortized Balance
Kosciusko Branch	$605,122	$309,285	$295,837
Scooba Branch	400,000	180,000	220,000
Three D Mortgage Company	76,408	10,188	66,220
CB&T Capital Corporation	2,567,600	—	2,567,600

Total goodwill	$3,649,130	$499,473	$3,149,657

The Company has also allocated intangible assets to be recognized as core deposit intangibles from the CB&T Capital Corporation acquisition. The core deposit intangible balance is detailed as follows:

Purchase	Total	Current Year Amortization	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$76,955	$1,846,909	$—

Total core deposit intangible	$1,846,909	$76,955	$1,846,909	$—

Total amortization expense related to all intangible assets for the years ended December 31, 2012, 2011 and 2010 was $76,955, $184,691 and $184,691, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

Note 3. Investment Securities

The amortized cost and fair value of investment securities at December 31, 2012 and 2011 are as follows:

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$269,193,449	$546,153	$628,701		$269,110,901
Mortgage-backed securities	36,386,126	2,054,119	18,944		38,421,301
State, County, Municipals	105,300,892	5,640,711	372,243		110,569,360
Other investments	3,093,462	—	287,209		2,806,253

Total	$413,973,929	$8,240,983	$1,307,09	7	$420,907,815

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$234,356,518	$722,520	$140,550	$234,938,488
Mortgage-backed securities	32,434,828	2,683,030	—	35,117,858
State, County, Municipals	93,654,718	5,041,716	156,570	98,539,864
Other investments	3,093,462	—	1,064,167	2,029,295

Total	$363,539,526	$8,447,266	$1,361,287	$370,625,505

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$105,433	$648	$—	$—	$105,433	$648
State, County, Municipal	14,466	371	260	1	14,726	372
Other investments	—	—	2,806	287	2,806	287

Total	$119,899	$1,019	$3,066	$288	$122,965	$1,307

December 31, 2011	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$24,859	$140	$—	$—	$24,859	$140
State, County, Municipal	4,583	138	962	19	5,545	157
Other investments	—	—	2029	1,064	2,029	1,064

Total	$29,442	$278	$2,991	$1,083	$32,433	$1,361

Other investments. The Company’s unrealized loss on other investments relates to an investment in a pooled preferred security. The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions. However, due to the reductions in defaults and deferrals during the year, the unrealised losses have improved from $1,064,167 in 2011 to $287,209 in 2012. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2012 or 2011.

The amortized cost and estimated fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Due in one year or less	$6,806,566	6,978,341
Due after one year through five years	13,589,129	14,043,118
Due after five years through ten years	107,789,931	109,628,438
Due after ten years	285,788,303	290,257,918

Total	$413,973,929	420,907,815

Investment securities with carrying values of $107,788,715 and $141,330,905 at December 31, 2012 and 2011, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in other income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2012	2011	2010
Gross realized gains	$459,934	$715,223	$707,407
Gross realized losses	—	—	(42,794)

	$459,934	$715,223	$664,613

Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Stock

Note 4. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $3,235,300 and $3,382,300 at December 31, 2012 and 2011, respectively, and is included in other assets.

Loans	12 Months Ended
Dec. 31, 2012
Loans

Note 5. Loans

The composition of net loans at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Real Estate:
Land Development and Construction	$12,755	$13,480
Farmland	31,663	35,912
1-4 Family Mortgages	115,837	133,987
Commercial Real Estate	132,495	129,387

Total Real Estate Loans	292,750	312,766

Business Loans:
Commercial and Industrial Loans	45,564	36,581
Farm Production and other Farm Loans	1,433	1,579

Total Business Loans	46,997	38,160

Consumer Loans:
Credit Cards	1,050	995
Other Consumer Loans	28,341	37,545

Total Consumer Loans	29,391	38,540

Total Gross Loans	369,138	389,466

Unearned income	(248)	(204)
Allowance for loan losses	(6,954)	(6,681)

Loans, net	$361,936	$382,581

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories and/or receivables with loan-to-value ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with loan-to-value ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $51.1 million and $50.1 million of the loans outstanding at December 31, 2012 and 2011, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2012 is presented in the following table.

Balance outstanding at December 31, 2011	$1,127,383

Principal additions	1,423,635

Principal reductions	697,796

Balance outstanding at December 31, 2012	$1,853,222

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2012	2011
	(in thousands)
Real Estate:
Land Development and Construction	$142	$1,134
Farmland	1,087	641
1-4 Family Mortgages	2,356	1,966
Commercial Real Estate	10,175	6,818

Total Real Estate Loans	13,760	10,559

Business Loans:
Commercial and Industrial Loans	167	284
Farm Production and other Farm Loans	3	21

Total Business Loans	170	305

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	212	435

Total Consumer Loans	212	435

Total Non-Accrual Loans	$14,142	$11,299

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $770,509 in 2012, $673,858 in 2011 and $614,511 in 2010.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2012 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$2,588	$—	$2,588	$10,167	$12,755	$—
Farmland	786	589	1,375	30,288	31,663	—
1-4 Family Mortgages	8,139	623	8,762	107,075	115,837	32
Commercial Real Estate	3,033	5,013	8,046	124,449	132,495	544

Total Real Estate Loans	14,546	6,225	20,771	271,979	292,750	576

Business Loans:
Commercial and Industrial Loans	3,070	9	3,079	42,485	45,564	—
Farm Production and other Farm Loans	2	—	2	1,431	1,433	—

Total Business Loans	3,072	9	3,081	43,916	46,997	—

Consumer Loans:
Credit Cards	40	30	70	980	1,050	30
Other Consumer Loans	1,711	57	1,768	26,573	28,341	3

Total Consumer Loans	1,751	87	1,838	27,553	29,391	33

Total Loans	$19,369	$6,321	$25,690	$343,448	$369,138	$609

An age analysis of past due loans, segregated by class of loans, as of December 31, 2011 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$30	$562	$592	$12,888	$13,480	$39
Farmland	1,061	139	1,200	34,712	35,912	—
1-4 Family Mortgages	5,774	822	6,596	127,391	133,987	80
Commercial Real Estate	4,941	4,855	9,796	119,591	129,387	109

Total Real Estate Loans	11,806	6,378	18,184	294,582	312,766	228

Business Loans:
Commercial and Industrial Loans	294	99	393	36,188	36,581	—
Farm Production and other Farm Loans	13	6	19	1,560	1,579	—

Total Business Loans	307	105	412	37,748	38,160	—

Consumer Loans:
Credit Cards	20	17	37	958	995	17
Other Consumer Loans	1,858	252	2,110	35,435	37,545	24

Total Consumer Loans	1,878	269	2,147	36,393	38,540	41

Total Loans	$13,991	$6,752	$20,743	$368,723	$389,466	$269

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2012	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$142	$18	$124	$142	$117	$638
Farmland	1,087	947	140	1,087	24	864
1-4 Family Mortgages	2,356	1,740	616	2,356	186	2,211
Commercial Real Estate	10,175	5,954	4,221	10,175	711	8,496

Total Real Estate Loans	13,760	8,659	5,101	13,760	1,038	12,209

Business Loans:
Commercial and Industrial Loans	167	76	91	167	55	226
Farm Production and other Farm Loans	3	3	—	3	—	12

Total Business Loans	170	79	91	170	55	238

Consumer Loans:
Other Consumer Loans	212	212	—	212	—	323

Total Consumer Loans	212	212	—	212	—	323

Total Loans	$14,142	$8,950	$5,192	$14,142	$1,093	$12,770

2011	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$1,134	$992	$142	$1,134	$134	$883
Farmland	641	492	149	641	24	588
1-4 Family Mortgages	2,066	1,297	769	2,066	216	1,933
Commercial Real Estate	6,818	5,042	1,776	6,818	736	6,896

Total Real Estate Loans	10,659	7,823	2,836	10,659	1,110	10,300

Business Loans:
Commercial and Industrial Loans	284	163	121	284	57	860
Farm Production and other Farm Loans	21	21	—	21	—	19

Total Business Loans	305	184	121	305	57	879

Consumer Loans:
Other Consumer Loans	435	430	5	435	—	321

Total Consumer Loans	435	430	5	435	—	321

Total Loans	$11,399	$8,437	$2,962	$11,399	$1,167	$11,500

The following table presents restructured loans segregated by class (in thousands, except number of loans):

December 31, 2012	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$5,602

Total	4	$6,850	$5,602

December 31, 2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	1	$1,699	$1,459

Total	1	$1,699	$1,459

Changes in the Company’s restructured loans are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2012	1	$1,459
Additional loans with concessions	3	4,878
Reductions due to:
Writedown		(634)
Principal paydowns		(101)

Total at December 31, 2012	4	$5,602

The allocated allowance for loan losses attributable to restructured loans was $42,850 and $650,000 at December 31, 2012 and 2011, respectively.

The Corporation utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Corporation. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Corporation. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (OLEM) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2012.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2012 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$10,596	$1,890	$269	$—	$—	$12,755
Farmland	27,069	2,701	1,893	—	—	31,663
1-4 Family Mortgages	97,630	6,177	12,030	—	—	115,837
Commercial Real Estate	108,914	6,728	16,853	—	—	132,495

Total Real Estate Loans	244,209	17,496	31,045	—	—	292,750

Business Loans:
Commercial and Industrial Loans	41,449	3,486	601	28	—	45,564
Farm Production and other Farm Loans	1,358	26	49	—	—	1,433

Total Business Loans	42,807	3,512	650	28	—	46,997

Consumer Loans:
Credit Cards	1,020	—	30	—	—	1,050
Other Consumer Loans	26,995	287	1,029	28	2	28,341

Total Consumer Loans	28,015	287	1,059	28	2	29,391

Total Loans	$315,031	$21,295	$32,754	$56	$2	$369,138

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2011:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$9,647	$2,290	$1,481	$—	$62	$13,480
Farmland	31,405	3,043	1,464	—	—	35,912
1-4 Family Mortgages	115,365	5,784	12,811	27	—	133,987
Commercial Real Estate	108,347	7,188	13,852	—	—	129,387

Total Real Estate Loans	264,764	18,305	29,608	27	62	312,766

Business Loans:
Commercial and Industrial Loans	27,970	7,712	863	36	—	36,581
Farm Production and other Farm Loans	1,481	8	90	—	—	1,579

Total Business Loans	29,451	7,720	953	36	—	38,160

Consumer Loans:
Credit Cards	978	—	17	—	—	995
Other Consumer Loans	35,859	325	1,304	53	4	37,545

Total Consumer Loans	36,837	325	1,321	53	4	38,540

Total Loans	$331,052	$26,350	$31,882	$116	$66	$389,466

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous 5 years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as local unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio, are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net (chargeoffs) recoveries, segregated by class of loans, were as follows:

	2012	2011	2010
Real Estate:
Land Development and Construction	$(87,917)	$(60,964)	$(175,771)
Farmland	2,386	(423,078)	(140,866)
1-4 Family Mortgages	(220,591)	(911,026)	(623,445)
Commercial Real Estate	(854,847)	(79,236)	(99,899)

Total Real Estate Loans	(1,160,969)	(1,474,304)	(1,039,981)

Business Loans:
Commercial and Industrial Loans	936	(994,522)	(244,382)
Farm Production and other Farm Loans	(3,436)	(4,671)	(10,487)

Total Business Loans	(2,500)	(999,193)	(254,869)

Consumer Loans:
Credit Cards	(9,441)	(43,763)	(39,881)
Other Consumer Loans	(100,030)	(175,824)	(267,916)

Total Consumer Loans	(109,471)	(219,587)	(307,797)

Total Net Chargeoffs	$(1,272,940)	$(2,693,084)	$(1,602,647)

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010:

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	1,038,521	54,706	—	1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,594

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,470	5,514,818

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

2010	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$3,356,197	$1,162,613	$1,007,117	$5,525,927

Provision for loan losses	1,990,475	196,962	268,353	2,455,790

Chargeoffs	1,062,599	352,745	399,117	1,814,461

Recoveries	22,618	97,876	91,320	211,814

Net Chargeoffs	1,039,981	254,869	307,797	1,602,647

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Period end allowance allocated to:
Loans individually evaluated for impairment	1,263,306	194,301	20,799	1,478,406

Loans collectively evaluated for impairment	3,043,385	910,405	946,874	4,900,664

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

The Company’s recorded investment in loans as of December 31, 2012 and 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2012	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$13,760	$170	$212	$14,142

Loans collectively evaluated for impairment	278,990	46,827	29,179	354,996

	$292,750	$46,997	$29,391	$369,138

2011	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,659	$305	$435	$11,399

Loans collectively evaluated for impairment	302,107	37,855	38,105	378,067

	$312,766	$38,160	$38,540	$389,466

Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises, Furniture, Fixtures and Equipment

Note 6. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2012 and 2011:

	2012	2011
Land and buildings	$23,235,058	$23,199,998
Furniture, fixtures and equipment	13,975,261	13,714,443

	37,210,319	36,914,441

Less accumulated depreciation	17,785,027	16,635,998

Total	$19,425,292	$20,278,443

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $1,149,029, $1,181,257 and $1,108,158, respectively.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits

Note 7. Deposits

The composition of deposits as of December 31, is as follows:

	2012	2011
Non-interest bearing	$119,946,574	$116,894,676
NOW and money market accounts	228,111,275	172,585,498
Savings deposits	46,240,652	41,876,977
Time deposits, $100,000 or more	131,935,125	119,481,007
Other time deposits	116,315,712	121,499,977

Total	$642,549,338	$572,338,135

The scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Year Ending December 31,	Amount
2013	$195,771,306
2014	48,440,344
2015	3,969,729
2016	13,102
2017	56,356

$248,250,837

Interest expense for time deposits over $100,000 was approximately $996,000, $1,158,000 and $2,172,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances

Note 8. Federal Home Loan Bank Advances

Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s stock, FHLB securities ($3,235,300 included in other assets at December 31, 2012) and qualifying first mortgages and other loans. As of December 31, 2012, the balance in qualifying first mortgages and other loans was $164,639,520. At December 31, 2012 and 2011, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2012	2011
10,000,000	10,000,000	3.66	June 17, 2013
15,000,000	15,000,000	3.07	June 24, 2013
10,000,000	10,000,000	3.24	July 16, 2013
10,000,000	10,000,000	3.66	July 16, 2013
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$68,500,000	$68,500,000

The scheduled payments for the next five years are as follows:

Year Due	Payment
2013	45,000,000
2014	3,500,000
2015	—
2016	—
2017	—
Thereafter	20,000,000

$68,500,000

Other Income and Other Expense	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2012	2011	2010
BOLI insurance	$567,440	$636,657	$552,913
Mortgage loan origination fees	486,136	354,407	434,734
Other income	345,633	333,066	224,887

Total other income	$1,399,209	$1,324,130	$1,212,534

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2012	2011	2010
Intangible amortization	$76,955	$184,691	$184,691
Advertising	636,652	730,496	669,472
Office supplies	487,581	563,611	486,106
Legal and audit fees	458,731	446,699	419,429
FDIC and state assessments	1,270,792	1,152,049	1,030,963
Telephone expense	430,695	435,015	529,204
Loan collection expense	378,576	371,071	482,036
Other losses	354,279	302,493	687,401
Debit card / ATM expense	815,960	742,488	579,118
Travel and convention	194,541	278,676	263,586
Other expenses	2,770,430	2,671,150	2,202,889

Total other expense	$7,875,192	$7,878,439	$7,534,895

Other losses in 2012, 2011 and 2010 include the write-down on Other Real Estate in the amount of $309,797, $265,876 and $141,060, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2012	2011	2010
Currently payable
Federal	$1,917,067	$1,677,406	$2,788,069
State	270,114	211,796	364,212

	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2012	2011	2010
Federal taxes based on statutory rate	$2,867,834	$2,901,869	$3,143,298
State income taxes, net of federal benefit	178,275	139,785	240,380
Tax-exempt investment interest	(1,231,567)	(1,201,271)	(1,222,904)
Other, net	(163,734)	(523,321)	(78,313)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

At December 31, 2012 and 2011, net deferred tax assets consist of the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$2,593,942	$2,492,167
Deferred compensation liability	2,207,288	1,897,054
Intangible assets	215,797	248,854
Other	678,366	620,117

Total	5,695,393	5,258,192
Deferred tax liabilities
Premises and equipment	1,197,848	1,279,130
Unrealized gain on available-for-sale securities	2,586,339	2,643,070
Other	194,033	211,923

Total	3,978,220	4,134,123

Net deferred tax asset	$1,717,173	$1,124,069

The net deferred tax asset of $1,717,173 and $1,124,069 at December 31, 2012 and 2011, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2012, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2012, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

The Company and its subsidiary file a consolidated U. S. federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2009 through 2012. The Company and its subsidiary’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2012.

Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2012
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, parent company only, at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010, is as follows:

Balance Sheets

December 31, 2012 and 2011

	2012	2011
Assets
Cash (1)	$1,657,268	$1,416,801
Investment in bank subsidiary (1)	86,885,774	84,377,402
Other assets (1)	326,188	285,414

Total assets	$88,869,230	$86,079,617

Liabilities
Other liabilities	$400	$400

Stockholders’ equity	88,868,830	86,079,217

Total liabilities and stockholders’ equity	$88,869,230	$86,079,617

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Interest income	$3,348	$3,264	$3,559

Other income
Dividends from bank subsidiary (1)	4,332,000	4,332,000	4,654,050
Equity in undistributed earnings of bank subsidiary (1)	2,603,735	3,016,877	2,677,680
Other income	—	51	115

Total other income	6,939,083	7,348,928	7,331,845

Other expense	252,278	236,904	265,594

Income before income taxes	6,686,805	7,115,288	7,069,810
Income tax benefit	(97,194)	(102,559)	(92,721)

Net income	$6,783,999	$7,217,847	$7,162,531

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Cash flows from operating activities
Net income	$6,783,999	$7,217,847	$7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,603,735)	(3,016,877)	(2,677,680)
Stock compensation expense	119,834	123,702	150,748
Decrease (Increase) in other assets	(40,774)	(61,093)	(62,129)
Increase in other liabilities	—	—	400

Net cash provided by operating activities	4,259,324	4,263,579	4,573,870

	2012	2011	2010
Cash flows from financing activities
Dividends paid to stockholders	$(4,276,282)	$(4,261,652)	$(4,110,791)
Proceeds from exercise of stock options	257,425	63,385	189,161
Repurchase of company stock	—	—	(366,381)

Net cash used by financing activities	(4,018,857)	(4,198,267)	(4,288,011)

Net increase in cash	240,467	65,312	285,859

Cash, beginning of year	1,416,801	1,351,489	1,065,630

Cash, end of year	$1,657,268	$1,416,801	$1,351,489

The Bank is required to obtain approval from state regulators before paying dividends. The Bank paid dividends of $4,332,000, $4,332,000 and $4,654,050 to the Citizens Holding Company during the years ended December 31, 2012, 2011 and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

Note 12. Related Party Transactions

The Company had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, significant stockholders, principal officers, their immediate families, and affiliated companies in which they are principal stockholders (commonly referred to as related parties). In management’s opinion, such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties, and do not involve more than the normal risk of collectability at the time of the transaction.

Activity in related party loans is detailed in tabular form in Note 5 of the notes to the Financial Statements.

Deposits from related parties at December 31, 2012 and 2011 approximated $5,903,725 and $3,253,647, respectively.

Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks

Note 13. Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks

Commitments to Extend Credit

In the ordinary course of business, the Company makes various commitments and incurs certain contingent liabilities to fulfill the financing needs of its customers. These commitments and contingent liabilities include commitments to extend credit and issue standby letters of credit. They involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. At December 31, 2012 and 2011, commitments related to unused lines of credit were $45,428,316 and $37,703,387, respectively, and standby letters of credit were $2,892,830 and $3,113,225, respectively. The fair value of such commitments is not materially different than stated values. As some of these commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Company applies the same credit policies and standards as it does in the lending process when making these commitments. The collateral obtained is based upon the assessed credit worthiness of the borrower. Collateral held varies, but may include accounts receivable, crops, livestock, inventory, property and equipment, residential real estate and income-producing commercial properties.

Interest Rate Risk

The Company is principally engaged in providing short-term and medium-term installment, commercial and agricultural loans with interest rates that are fixed or fluctuate with the prime lending rate. These assets are primarily funded through short-term demand deposits and long-term certificates of deposit with variable and fixed rates. Accordingly, the Company is exposed to interest rate risk because in changing interest rate environments interest rate adjustments on assets and liabilities may not occur at the same time or in the same amount. The Company manages the overall rate sensitivity and mix of its asset and liability portfolio and attempts to minimize the effects that interest rate fluctuations will have on its net interest margin.

Legal Proceedings

The Company is party to lawsuits and other claims that arise in the ordinary course of business. The lawsuits assert claims related to the general business activities of the Company. The cases are being vigorously contested. In the regular course of business, management evaluates estimated losses or costs related to litigation, and provision is made for anticipated losses whenever management believes that such losses are probable and can be reasonably estimated. While management believes that the final resolution of pending legal proceedings will not have a material impact on the Company’s financial position or results of operations, the final resolution of such proceedings could have a material adverse effect.

Concentration of Risk

The Company makes agricultural, agribusiness, commercial, residential and consumer loans primarily in eastern central Mississippi. A substantial portion of the customers’ abilities to honor their contracts is dependent on their business and the agricultural economy in the area.

Although the Company’s loan portfolio is diversified, there is a relationship in this region between the agricultural economy and the economic performance of loans made to nonagricultural customers. The Company’s lending policies for agricultural and nonagricultural customers require loans to be well-collateralized and supported by cash flows. Collateral for agricultural loans includes equipment, crops, livestock, and land. Credit losses from loans related to the agricultural economy are consistent with credit losses experienced in the portfolio as a whole. The concentration of credit in the regional agricultural economy is taken into consideration by management in determining the allowance for loan losses. See Note 5 for a summary of loans by type.

Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2012
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2013	$229,580
2014	119,423
2015	57,164
2016	57,164
2017	57,164

$520,495

The total rental expense included in the income statements for the years ended December 31, 2012, 2011 and 2010 is $177,416, $145,207 and $191,717, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans

Note 15. Benefit Plans

The Company provides its employees with a profit sharing and savings plan, which allows employees to direct a percentage of their compensation into a tax deferred retirement account, subject to statutory limitations. To encourage participation, the Company provides a 100 percent matching contribution for up to 6 percent of each participant’s compensation, plus discretionary non-matching contributions. Employees are eligible after one year of service. For 2012, 2011 and 2010, the Company’s contributions were $778,724, $786,824 and $728,650, respectively.

Deferred Compensation Plans

The Company provides a deferred compensation plan covering its directors. Participants in the deferred compensation plan can defer a portion of their compensation for payment after attaining age 70. Life insurance contracts have been purchased which may be used to fund payments under the plan. Net expenses related to this plan were $26,862, $75,327 and $81,478 for the plan years ended December 31, 2012, 2011 and 2010, respectively.

The Company has also entered into deferred compensation arrangements with certain officers that provide for payments to such officers or their survivors after retirement. Life insurance policies have been purchased that may be used to fund payments under these arrangements. The obligations of the Company under both the directors and officers deferred compensation arrangements are expensed on a systematic basis over the remaining expected service period of the individual directors and officers. Net expenses related to this plan were $882,904, $844,184 and $464,202 for the plan years ended December 31, 2012, 2011 and 2010, respectively.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters

Note 16. Regulatory Matters

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material adverse effect on the Company.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total capital and Tier I capital to risk-weighted assets (as defined in the regulations) and Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012 and 2011, the most recent regulatory notification categorized the Bank as well capitalized. There have been no conditions or events that would cause changes to the capital structure of the Company since this notification. To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$87,379,179	18.22%	$38,372,601	8%	$	N/A	—
Citizens Bank	85,392,046	17.81%	38,346,180	8		47,932,725	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$81,371,626	16.96%	$19,271,353	4		N/A	—
Citizens Bank	79,388,571	16.56%	19,173,090	4		28,759,635	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$81,372,626	9.58%	$33,958,656	4		N/A	—
Citizens Bank	79,388,571	9.36%	33,944,452	4		42,430,564	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,440,131	17.53%	$38,542,705	8%	$	N/A	—
Citizens Bank	82,742,612	17.16%	38,570,544	8		48,213,180	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$78,409,696	16.27%	$19,271,353	4		N/A	—
Citizens Bank	76,707,881	15.91%	19,285,272	4		28,927,908	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$78,409,696	9.47%	$33,131,789	4		N/A	—
Citizens Bank	76,707,881	9.31%	32,947,256	4		41,184,070	5

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments

Note 17. Fair Values of Financial Instruments

Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value estimates, methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments were:

Cash and Due from Banks and Interest Bearing Deposits with Banks

The carrying amounts reported in the balance sheet for these instruments approximate fair value because of their immediate and shorter-term maturities, which is considered to be three months or less at the time of purchase.

Securities Available-for-Sale

Fair values for investment securities are based on quoted market prices, when available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. When neither quoted prices nor comparable instruments are available, unobservable inputs are needed to form an expected future cash flow analysis to establish fair values. Level 2 securities include debt securities which include obligations of U. S. Government agencies and corporations, mortgage-backed securities and state, county and municipal bonds. Level 3 securities consist of a pooled trust preferred security.

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$269,110,901	$—	$269,110,901
Mortgage-backed securities	—	38,421,301	—	38,421,301
State, County, Municipals	—	110,569,360	—	110,569,360
Other Investments	—	—	2,806,253	2,806,253

	$—	$418,101,562	$2,806,253	$420,907,815

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$234,938,488	$—	$234,938,488
Mortgage-backed securities	—	35,117,858	—	35,117,858
State, County, Municipals	—	98,539,864	—	98,539,864
Other Investments	—	—	2,029,295	2,029,295

	$—	$368,596,210	$2,029,295	$370,625,505

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2012 and 2011.

	2012	2011
Balance at January 1	$2,029,295	$1,884,677
Unrealized gains included in other comprehensive income	776,957	144,618

Balance at December 31	$2,806,252	$2,029,295

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$—	$—

As of December 31, 2012 and 2011, management determined, based on the current credit ratings, known defaults and deferrals by the underlying banks and the degree to which future defaults and deferrals would be required to occur before the cash flow for the Company’s tranche is negatively impacted, that no other-than-temporary impairment exists.

The Company recorded no gains or losses in earnings for the period that were attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.

Net Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for other loans (i.e., commercial real estate and rental property mortgage loans, commercial and industrial loans, financial institution loans, and agricultural loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Impaired Loans

Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management’s knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned

OREO is comprised of commercial and residential real estate obtained in partial and total satisfaction of loan obligations. OREO acquired in settlement of indebtedness is recorded at fair value of the real estate, less costs to sell. Subsequently, it may be necessary to record nonrecurring fair value adjustments for decline in fair value. Fair value, when recorded, is determined based on appraisals by qualified licensed appraisers and adjusted for management’s estimates of costs to sell. As such, values for OREO are classified as Level 3.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2012 and 2011 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2012
Impaired loans	$—	$—	$4,099,031	$4,099,031
Other real estate owned	—	—	2,469,110	2,469,110

	$—	$—	$6,568,141	$6,568,141

December 31, 2011
Impaired loans	$—	$—	$1,790,137	$1,790,137
Other real estate owned	—	—	3,056,902	3,056,902

	$—	$—	$4,847,039	$4,847,039

Impaired loans with a carrying value of $5,192,258 and $2,956,731 had an allocated allowance for loan losses of $1,093,227 and $1,166,594 at December 31, 2012 and 2011, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.

After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustment to OREO in the amount of $309,797 and $265,876 was necessary and was recorded during the year ended December 31, 2012 and 2011, respectively.

Federal Funds Sold and Securities Sold Under Agreement to Repurchase

Due to the short term nature of these instruments, the carrying amount is equal to the fair value.

Deposits

The fair values for demand deposits, NOW and money market accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term money market accounts and time deposits approximate their fair values at the reporting date. Fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Borrowings

The fair value of FHLB advances is based on discounted cash flow analysis.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and letters of credit are estimated using fees currently charged to enter into similar agreements. The fees associated with these financial instruments are not material.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2012:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,561,288	$21,561,288	$—	$—	$21,561,288
Interest bearing deposits with banks	16,228,747	16,228,747	—	—	16,228,747
Securities available-for-sale	420,907,815	—	418,101,562	2,806,253	420,907,815
Net loans	361,936,495	—	—	362,114,991	362,114,991

Financial liabilities
Deposits	$642,549,338	$394,298,501	$—	$248,464,899	$642,763,400
Federal Home Loan Bank advances	68,500,000	—	—	70,844,530	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765	73,306,765	—	—	73,306,765

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011:

	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$35,407,715	$35,407,715
Interest bearing deposits with banks	3,990,521	3,990,521
Securities available-for-sale	370,625,505	370,625,505
Net loans	382,580,529	382,174,094

Financial liabilities
Deposits	$572,338,135	$572,388,706
Federal Home Loan Bank advances	68,500,000	71,950,022
Securities Sold under Agreement to Repurchase	120,220,433	120,220,433

Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options

Note 18. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2012, 2011 and 2010.

DIRECTORS

Assumption	2012	2011	2010
Dividend yield	4.7%	4.9%	4.9%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8.2 years	8.1 years	7.9 years
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$8.88	$9.16	$11.17
Forfeitures	0%	0%	0%

Following is a summary of the status of the plans for the years ending December 31, 2012, 2011 and 2010:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2010	88,500	$18.96	151,650	$19.63
Granted	13,500	25.72	—	—
Exercised	(9,000)	11.64	(7,350)	11.49
Expired	—	—	(7,800)	22.26

Outstanding at December 31, 2010	93,000	$20.65	136,500	$19.92

Granted	13,500	20.02	—	—
Exercised	(4,500)	10.83	(1,000)	14.65
Expired	—	—	—	—

Outstanding at December 31, 2011	102,000	$21.00	135,500	$19.96

Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Options exercisable at:
December 31, 2012	111,000	$20.97	108,000	$20.90

Weighted average fair value of Options granted during years ended
December 31, 2010		$11.17		$—

December 31, 2011		$9.16		$—

December 31, 2012		$8.88		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$10.01 to $15.00	15,500	$14.50	3 months
$15.01 to $20.00	45,000	18.31	4 years, 11 months
$20.01 to $22.50	105,500	21.42	4 years, 3 months
$22.51 and above	53,000	24.08	4 years, 3 months

Total	219,000	$20.94	3 years, 8 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2012 was $49,500 and the intrinsic value of the Employees’ Plan at December 31, 2012 was $83,435 for a total intrinsic value at December 31, 2012 of $132,935. Additionally, the total intrinsic value of options exercised during 2012 and 2011 was $32,620 and $46,505, respectively. There was no unrecognized stock-based compensation expense at December 31, 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Financial Statement Presentation

Basis of Financial Statement Presentation

The accounting policies of Citizens Holding Company and its subsidiary conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The consolidated financial statements of Citizens Holding Company include the accounts of its wholly-owned subsidiary, The Citizens Bank of Philadelphia, Mississippi (collectively referred to as the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Nature of Business

Nature of Business

The Citizens Bank of Philadelphia, Mississippi (the “Bank”) operates under a state bank charter and provides general banking services. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. Citizens Holding Company is subject to the regulations of the Federal Reserve. The area served by the Bank is Neshoba County, Mississippi and the immediately surrounding areas. Services are provided at several branch offices.

Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. The average reserve required by the Federal Reserve Bank at December 31, 2012 and 2011 was $1,902,000 and $1,534,000, respectively.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment - Insurance Company

Investment Securities

In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no held-to-maturity or trading securities.

Securities Available-for-Sale

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of stockholders’ equity.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.

The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in our securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 3.

Loans and Allowance for Loan Losses

Loans and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.

Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

Restructured loans are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. Restructured loans are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.

The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time to the current loan balances in the corresponding loan segment. Additionally, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.

Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. At December 31, 2012, all core deposit intangibles had been amortized. Goodwill and other intangible assets with indefinite lives are not amortized, but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Trust Assets	Trust Assets Assets held by the trust department of the Company in fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.
Income Taxes

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income

Comprehensive Income

Comprehensive income includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale reported as a component of stockholders’ equity. Unrealized gain (loss) on securities available-for-sale, net of related income taxes, is the only component of accumulated other comprehensive income for the Company.

Net Income Per Share

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted net income per share is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options. The effect of the dilutive shares for the years 2012, 2011 and 2010 is illustrated in the following table.

	2012	2011	2010

Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102

Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705

Net income	$6,783,999	$7,217,847	$7,162,531

Net income per share-basic	$1.40	$1.49	$1.48
Net income per share-diluted	$1.39	$1.49	$1.48

Advertising Costs	Advertising Costs Advertising costs are charged to expense when incurred. Advertising expense was $636,652, $730,496 and $669,472 for the years ended December 31, 2012, 2011 and 2010, respectively.
Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally U. S. Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassifications

Reclassifications

Certain information for 2010 and 2011 has been reclassified to conform to the financial presentation for 2012. Such reclassifications had no effect on net income or stockholders’ equity.

Stock-Based Compensation

Stock-Based Compensation

At December 31, 2012, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Employees’ Long-Term Incentive Plan, which expired in 2009, and the 1999 Directors’ Stock Compensation Plan. Compensation expense for the option grants is determined based on the estimated fair value of the stock options on the applicable grant date. Further, compensation expense is based on an estimate of the number of grants expected to vest and is recognized over the grants’ implied vesting period of 6 months and 1 day. The Company did not estimate any forfeitures for 2012, 2011 or 2010, due to the low historical forfeiture rate. Expense associated with the Company’s stock based compensation is included in salaries and benefits on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 18 for further details regarding the Company’s stock-based compensation.

Insurance Companies
Investment - Insurance Company

Investment – Insurance Company

During 2010, the Board of Directors of New South Life Insurance Company (“New South”) voted to liquidate the company and pay the investors their share of the business prior to the end of 2010. On December 29, 2010, the Company received a liquidation payment of $2,201,895 for 100% of its share of the business.

Prior to the liquidation, the Company accounted for its investment in New South using the equity method of accounting. The Company’s share of the net income of New South was recognized as income in the Company’s income statement and added to the investment account, and dividends received from New South were used to reduce the investment account. New South did not pay dividends during the years ended December 31, 2010 and 2009.

The investment in New South, which was included in other assets, totaled $2,195,493 at December 31, 2009. Income from the investment, including the gain from liquidation in 2010, for the years ended December 31, 2010 and 2009 included in other income totaled $6,402 and $67,961, respectively.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2012, 2011 and 2010 is illustrated in the following table.

	2012	2011	2010

Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102

Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705

Net income	$6,783,999	$7,217,847	$7,162,531

Net income per share-basic	$1.40	$1.49	$1.48
Net income per share-diluted	$1.39	$1.49	$1.48

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Details of Goodwill Associated with Each Purchase

The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total	Life to Date Amortization	Unamortized Balance
Kosciusko Branch	$605,122	$309,285	$295,837
Scooba Branch	400,000	180,000	220,000
Three D Mortgage Company	76,408	10,188	66,220
CB&T Capital Corporation	2,567,600	—	2,567,600

Total goodwill	$3,649,130	$499,473	$3,149,657

Core Deposit Intangible Balance

The core deposit intangible balance is detailed as follows:

Purchase	Total	Current Year Amortization	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$76,955	$1,846,909	$—

Total core deposit intangible	$1,846,909	$76,955	$1,846,909	$—

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Value of Investment Securities

The amortized cost and fair value of investment securities at December 31, 2012 and 2011 are as follows:

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$269,193,449	$546,153	$628,701	$269,110,901
Mortgage-backed securities	36,386,126	2,054,119	18,944	38,421,301
State, County, Municipals	105,300,892	5,640,711	372,243	110,569,360
Other investments	3,093,462	—	287,209	2,806,253

Total	$413,973,929	$8,240,983	$1,307,097	$420,907,815

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$234,356,518	$722,520	$140,550	$234,938,488
Mortgage-backed securities	32,434,828	2,683,030	—	35,117,858
State, County, Municipals	93,654,718	5,041,716	156,570	98,539,864
Other investments	3,093,462	—	1,064,167	2,029,295

Total	$363,539,526	$8,447,266	$1,361,287	$370,625,505

Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$105,433	$648	$—	$—	$105,433	$648
State, County, Municipal	14,466	371	260	1	14,726	372
Other investments	—	—	2,806	287	2,806	287

Total	$119,899	$1,019	$3,066	$288	$122,965	$1,307

December 31, 2011	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$24,859	$140	$—	$—	$24,859	$140
State, County, Municipal	4,583	138	962	19	5,545	157
Other investments	—	—	2029	1,064	2,029	1,064

Total	$29,442	$278	$2,991	$1,083	$32,433	$1,361

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Due in one year or less	$6,806,566	6,978,341
Due after one year through five years	13,589,129	14,043,118
Due after five years through ten years	107,789,931	109,628,438
Due after ten years	285,788,303	290,257,918

Total	$413,973,929	420,907,815

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2012	2011	2010
Gross realized gains	$459,934	$715,223	$707,407
Gross realized losses	—	—	(42,794)

	$459,934	$715,223	$664,613

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Net Loans

The composition of net loans at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Real Estate:
Land Development and Construction	$12,755	$13,480
Farmland	31,663	35,912
1-4 Family Mortgages	115,837	133,987
Commercial Real Estate	132,495	129,387

Total Real Estate Loans	292,750	312,766

Business Loans:
Commercial and Industrial Loans	45,564	36,581
Farm Production and other Farm Loans	1,433	1,579

Total Business Loans	46,997	38,160

Consumer Loans:
Credit Cards	1,050	995
Other Consumer Loans	28,341	37,545

Total Consumer Loans	29,391	38,540

Total Gross Loans	369,138	389,466

Unearned income	(248)	(204)
Allowance for loan losses	(6,954)	(6,681)

Loans, net	$361,936	$382,581

Activity in Related Party Loans

Activity in related party loans during 2012 is presented in the following table.

Balance outstanding at December 31, 2011	$1,127,383

Principal additions	1,423,635

Principal reductions	697,796

Balance outstanding at December 31, 2012	$1,853,222

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2012	2011
	(in thousands)
Real Estate:
Land Development and Construction	$142	$1,134
Farmland	1,087	641
1-4 Family Mortgages	2,356	1,966
Commercial Real Estate	10,175	6,818

Total Real Estate Loans	13,760	10,559

Business Loans:
Commercial and Industrial Loans	167	284
Farm Production and other Farm Loans	3	21

Total Business Loans	170	305

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	212	435

Total Consumer Loans	212	435

Total Non-Accrual Loans	$14,142	$11,299

Age Analysis of Past Due Loans, Segregated by Class of Loans

An age analysis of past due loans, segregated by class of loans, as of December 31, 2012 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$2,588	$—	$2,588	$10,167	$12,755	$—
Farmland	786	589	1,375	30,288	31,663	—
1-4 Family Mortgages	8,139	623	8,762	107,075	115,837	32
Commercial Real Estate	3,033	5,013	8,046	124,449	132,495	544

Total Real Estate Loans	14,546	6,225	20,771	271,979	292,750	576

Business Loans:
Commercial and Industrial Loans	3,070	9	3,079	42,485	45,564	—
Farm Production and other Farm Loans	2	—	2	1,431	1,433	—

Total Business Loans	3,072	9	3,081	43,916	46,997	—

Consumer Loans:
Credit Cards	40	30	70	980	1,050	30
Other Consumer Loans	1,711	57	1,768	26,573	28,341	3

Total Consumer Loans	1,751	87	1,838	27,553	29,391	33

Total Loans	$19,369	$6,321	$25,690	$343,448	$369,138	$609

An age analysis of past due loans, segregated by class of loans, as of December 31, 2011 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$30	$562	$592	$12,888	$13,480	$39
Farmland	1,061	139	1,200	34,712	35,912	—
1-4 Family Mortgages	5,774	822	6,596	127,391	133,987	80
Commercial Real Estate	4,941	4,855	9,796	119,591	129,387	109

Total Real Estate Loans	11,806	6,378	18,184	294,582	312,766	228

Business Loans:
Commercial and Industrial Loans	294	99	393	36,188	36,581	—
Farm Production and other Farm Loans	13	6	19	1,560	1,579	—

Total Business Loans	307	105	412	37,748	38,160	—

Consumer Loans:
Credit Cards	20	17	37	958	995	17
Other Consumer Loans	1,858	252	2,110	35,435	37,545	24

Total Consumer Loans	1,878	269	2,147	36,393	38,540	41

Total Loans	$13,991	$6,752	$20,743	$368,723	$389,466	$269

Impaired Loans, by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2012	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$142	$18	$124	$142	$117	$638
Farmland	1,087	947	140	1,087	24	864
1-4 Family Mortgages	2,356	1,740	616	2,356	186	2,211
Commercial Real Estate	10,175	5,954	4,221	10,175	711	8,496

Total Real Estate Loans	13,760	8,659	5,101	13,760	1,038	12,209

Business Loans:
Commercial and Industrial Loans	167	76	91	167	55	226
Farm Production and other Farm Loans	3	3	—	3	—	12

Total Business Loans	170	79	91	170	55	238

Consumer Loans:
Other Consumer Loans	212	212	—	212	—	323

Total Consumer Loans	212	212	—	212	—	323

Total Loans	$14,142	$8,950	$5,192	$14,142	$1,093	$12,770

2011	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$1,134	$992	$142	$1,134	$134	$883
Farmland	641	492	149	641	24	588
1-4 Family Mortgages	2,066	1,297	769	2,066	216	1,933
Commercial Real Estate	6,818	5,042	1,776	6,818	736	6,896

Total Real Estate Loans	10,659	7,823	2,836	10,659	1,110	10,300

Business Loans:
Commercial and Industrial Loans	284	163	121	284	57	860
Farm Production and other Farm Loans	21	21	—	21	—	19

Total Business Loans	305	184	121	305	57	879

Consumer Loans:
Other Consumer Loans	435	430	5	435	—	321

Total Consumer Loans	435	430	5	435	—	321

Total Loans	$11,399	$8,437	$2,962	$11,399	$1,167	$11,500

Restructured Loans Segregated by Class

The following table presents restructured loans segregated by class (in thousands, except number of loans):

December 31, 2012	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$5,602

Total	4	$6,850	$5,602

December 31, 2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	1	$1,699	$1,459

Total	1	$1,699	$1,459

Changes in Restructured Loans

Changes in the Company’s restructured loans are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2012	1	$1,459
Additional loans with concessions	3	4,878
Reductions due to:
Writedown		(634)
Principal paydowns		(101)

Total at December 31, 2012	4	$5,602

Detailed Amount of Gross Loans by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2012 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$10,596	$1,890	$269	$—	$—	$12,755
Farmland	27,069	2,701	1,893	—	—	31,663
1-4 Family Mortgages	97,630	6,177	12,030	—	—	115,837
Commercial Real Estate	108,914	6,728	16,853	—	—	132,495

Total Real Estate Loans	244,209	17,496	31,045	—	—	292,750

Business Loans:
Commercial and Industrial Loans	41,449	3,486	601	28	—	45,564
Farm Production and other Farm Loans	1,358	26	49	—	—	1,433

Total Business Loans	42,807	3,512	650	28	—	46,997

Consumer Loans:
Credit Cards	1,020	—	30	—	—	1,050
Other Consumer Loans	26,995	287	1,029	28	2	28,341

Total Consumer Loans	28,015	287	1,059	28	2	29,391

Total Loans	$315,031	$21,295	$32,754	$56	$2	$369,138

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2011:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$9,647	$2,290	$1,481	$—	$62	$13,480
Farmland	31,405	3,043	1,464	—	—	35,912
1-4 Family Mortgages	115,365	5,784	12,811	27	—	133,987
Commercial Real Estate	108,347	7,188	13,852	—	—	129,387

Total Real Estate Loans	264,764	18,305	29,608	27	62	312,766

Business Loans:
Commercial and Industrial Loans	27,970	7,712	863	36	—	36,581
Farm Production and other Farm Loans	1,481	8	90	—	—	1,579

Total Business Loans	29,451	7,720	953	36	—	38,160

Consumer Loans:
Credit Cards	978	—	17	—	—	995
Other Consumer Loans	35,859	325	1,304	53	4	37,545

Total Consumer Loans	36,837	325	1,321	53	4	38,540

Total Loans	$331,052	$26,350	$31,882	$116	$66	$389,466

Net (Chargeoffs) Recoveries, Segregated by Class of Loans

Net (chargeoffs) recoveries, segregated by class of loans, were as follows:

	2012	2011	2010
Real Estate:
Land Development and Construction	$(87,917)	$(60,964)	$(175,771)
Farmland	2,386	(423,078)	(140,866)
1-4 Family Mortgages	(220,591)	(911,026)	(623,445)
Commercial Real Estate	(854,847)	(79,236)	(99,899)

Total Real Estate Loans	(1,160,969)	(1,474,304)	(1,039,981)

Business Loans:
Commercial and Industrial Loans	936	(994,522)	(244,382)
Farm Production and other Farm Loans	(3,436)	(4,671)	(10,487)

Total Business Loans	(2,500)	(999,193)	(254,869)

Consumer Loans:
Credit Cards	(9,441)	(43,763)	(39,881)
Other Consumer Loans	(100,030)	(175,824)	(267,916)

Total Consumer Loans	(109,471)	(219,587)	(307,797)

Total Net Chargeoffs	$(1,272,940)	$(2,693,084)	$(1,602,647)

Detailed Activity in Allowance for Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010:

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	1,038,521	54,706	—	1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,594

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,470	5,514,818

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

2010	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$3,356,197	$1,162,613	$1,007,117	$5,525,927

Provision for loan losses	1,990,475	196,962	268,353	2,455,790

Chargeoffs	1,062,599	352,745	399,117	1,814,461

Recoveries	22,618	97,876	91,320	211,814

Net Chargeoffs	1,039,981	254,869	307,797	1,602,647

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Period end allowance allocated to:
Loans individually evaluated for impairment	1,263,306	194,301	20,799	1,478,406

Loans collectively evaluated for impairment	3,043,385	910,405	946,874	4,900,664

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2012 and 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2012	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$13,760	$170	$212	$14,142

Loans collectively evaluated for impairment	278,990	46,827	29,179	354,996

	$292,750	$46,997	$29,391	$369,138

2011	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,659	$305	$435	$11,399

Loans collectively evaluated for impairment	302,107	37,855	38,105	378,067

	$312,766	$38,160	$38,540	$389,466

Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2012 and 2011:

	2012	2011
Land and buildings	$23,235,058	$23,199,998
Furniture, fixtures and equipment	13,975,261	13,714,443

	37,210,319	36,914,441

Less accumulated depreciation	17,785,027	16,635,998

Total	$19,425,292	$20,278,443

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Deposits

The composition of deposits as of December 31, is as follows:

	2012	2011
Non-interest bearing	$119,946,574	$116,894,676
NOW and money market accounts	228,111,275	172,585,498
Savings deposits	46,240,652	41,876,977
Time deposits, $100,000 or more	131,935,125	119,481,007
Other time deposits	116,315,712	121,499,977

Total	$642,549,338	$572,338,135

Scheduled Maturities of Certificates of Deposit

The scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Year Ending December 31,	Amount
2013	$195,771,306
2014	48,440,344
2015	3,969,729
2016	13,102
2017	56,356

$248,250,837

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Federal Home Loan Bank Advances

At December 31, 2012 and 2011, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2012	2011
10,000,000	10,000,000	3.66	June 17, 2013
15,000,000	15,000,000	3.07	June 24, 2013
10,000,000	10,000,000	3.24	July 16, 2013
10,000,000	10,000,000	3.66	July 16, 2013
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$68,500,000	$68,500,000

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2013	45,000,000
2014	3,500,000
2015	—
2016	—
2017	—
Thereafter	20,000,000

$68,500,000

Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2012
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2012	2011	2010
BOLI insurance	$567,440	$636,657	$552,913
Mortgage loan origination fees	486,136	354,407	434,734
Other income	345,633	333,066	224,887

Total other income	$1,399,209	$1,324,130	$1,212,534

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2012	2011	2010
Intangible amortization	$76,955	$184,691	$184,691
Advertising	636,652	730,496	669,472
Office supplies	487,581	563,611	486,106
Legal and audit fees	458,731	446,699	419,429
FDIC and state assessments	1,270,792	1,152,049	1,030,963
Telephone expense	430,695	435,015	529,204
Loan collection expense	378,576	371,071	482,036
Other losses	354,279	302,493	687,401
Debit card / ATM expense	815,960	742,488	579,118
Travel and convention	194,541	278,676	263,586
Other expenses	2,770,430	2,671,150	2,202,889

Total other expense	$7,875,192	$7,878,439	$7,534,895

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2012	2011	2010
Currently payable
Federal	$1,917,067	$1,677,406	$2,788,069
State	270,114	211,796	364,212

	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2012	2011	2010
Federal taxes based on statutory rate	$2,867,834	$2,901,869	$3,143,298
State income taxes, net of federal benefit	178,275	139,785	240,380
Tax-exempt investment interest	(1,231,567)	(1,201,271)	(1,222,904)
Other, net	(163,734)	(523,321)	(78,313)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

Net Deferred Tax Assets

At December 31, 2012 and 2011, net deferred tax assets consist of the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$2,593,942	$2,492,167
Deferred compensation liability	2,207,288	1,897,054
Intangible assets	215,797	248,854
Other	678,366	620,117

Total	5,695,393	5,258,192
Deferred tax liabilities
Premises and equipment	1,197,848	1,279,130
Unrealized gain on available-for-sale securities	2,586,339	2,643,070
Other	194,033	211,923

Total	3,978,220	4,134,123

Net deferred tax asset	$1,717,173	$1,124,069

Summarized Financial Information of Citizens Holding Company (Tables) (Citizens Holding Company)	12 Months Ended
Dec. 31, 2012
Citizens Holding Company
Summarized Balance Sheets Financial Information of Citizens Holding Company

Balance Sheets

December 31, 2012 and 2011

	2012	2011
Assets
Cash (1)	$1,657,268	$1,416,801
Investment in bank subsidiary (1)	86,885,774	84,377,402
Other assets (1)	326,188	285,414

Total assets	$88,869,230	$86,079,617

Liabilities
Other liabilities	$400	$400

Stockholders’ equity	88,868,830	86,079,217

Total liabilities and stockholders’ equity	$88,869,230	$86,079,617

(1)	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company

Income Statements

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Interest income	$3,348	$3,264	$3,559

Other income
Dividends from bank subsidiary (1)	4,332,000	4,332,000	4,654,050
Equity in undistributed earnings of bank subsidiary (1)	2,603,735	3,016,877	2,677,680
Other income	—	51	115

Total other income	6,939,083	7,348,928	7,331,845

Other expense	252,278	236,904	265,594

Income before income taxes	6,686,805	7,115,288	7,069,810
Income tax benefit	(97,194)	(102,559)	(92,721)

Net income	$6,783,999	$7,217,847	$7,162,531

(1)	Eliminates in consolidation.

Summarized Statements of Cash Flows Financial Information of Citizens Holding Company

Statements of Cash Flows

Years Ended December 31, 2012, 2011 and 2010

	2012	2011	2010
Cash flows from operating activities
Net income	$6,783,999	$7,217,847	$7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,603,735)	(3,016,877)	(2,677,680)
Stock compensation expense	119,834	123,702	150,748
Decrease (Increase) in other assets	(40,774)	(61,093)	(62,129)
Increase in other liabilities	—	—	400

Net cash provided by operating activities	4,259,324	4,263,579	4,573,870

	2012	2011	2010
Cash flows from financing activities
Dividends paid to stockholders	$(4,276,282)	$(4,261,652)	$(4,110,791)
Proceeds from exercise of stock options	257,425	63,385	189,161
Repurchase of company stock	—	—	(366,381)

Net cash used by financing activities	(4,018,857)	(4,198,267)	(4,288,011)

Net increase in cash	240,467	65,312	285,859

Cash, beginning of year	1,416,801	1,351,489	1,065,630

Cash, end of year	$1,657,268	$1,416,801	$1,351,489

Lease Commitment and Total Rental Expense (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Payments Due under Leases

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2013	$229,580
2014	119,423
2015	57,164
2016	57,164
2017	57,164

$520,495

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios

To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$87,379,179	18.22%	$38,372,601	8%	$	N/A	—
Citizens Bank	85,392,046	17.81%	38,346,180	8		47,932,725	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$81,371,626	16.96%	$19,271,353	4		N/A	—
Citizens Bank	79,388,571	16.56%	19,173,090	4		28,759,635	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$81,372,626	9.58%	$33,958,656	4		N/A	—
Citizens Bank	79,388,571	9.36%	33,944,452	4		42,430,564	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,440,131	17.53%	$38,542,705	8%	$	N/A	—
Citizens Bank	82,742,612	17.16%	38,570,544	8		48,213,180	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$78,409,696	16.27%	$19,271,353	4		N/A	—
Citizens Bank	76,707,881	15.91%	19,285,272	4		28,927,908	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$78,409,696	9.47%	$33,131,789	4		N/A	—
Citizens Bank	76,707,881	9.31%	32,947,256	4		41,184,070	5

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$269,110,901	$—	$269,110,901
Mortgage-backed securities	—	38,421,301	—	38,421,301
State, County, Municipals	—	110,569,360	—	110,569,360
Other Investments	—	—	2,806,253	2,806,253

	$—	$418,101,562	$2,806,253	$420,907,815

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$234,938,488	$—	$234,938,488
Mortgage-backed securities	—	35,117,858	—	35,117,858
State, County, Municipals	—	98,539,864	—	98,539,864
Other Investments	—	—	2,029,295	2,029,295

	$—	$368,596,210	$2,029,295	$370,625,505

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2012 and 2011.

	2012	2011
Balance at January 1	$2,029,295	$1,884,677
Unrealized gains included in other comprehensive income	776,957	144,618

Balance at December 31	$2,806,252	$2,029,295

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$—	$—

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2012 and 2011 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2012
Impaired loans	$—	$—	$4,099,031	$4,099,031
Other real estate owned	—	—	2,469,110	2,469,110

	$—	$—	$6,568,141	$6,568,141

December 31, 2011
Impaired loans	$—	$—	$1,790,137	$1,790,137
Other real estate owned	—	—	3,056,902	3,056,902

	$—	$—	$4,847,039	$4,847,039

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2012:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,561,288	$21,561,288	$—	$—	$21,561,288
Interest bearing deposits with banks	16,228,747	16,228,747	—	—	16,228,747
Securities available-for-sale	420,907,815	—	418,101,562	2,806,253	420,907,815
Net loans	361,936,495	—	—	362,114,991	362,114,991

Financial liabilities
Deposits	$642,549,338	$394,298,501	$—	$248,464,899	$642,763,400
Federal Home Loan Bank advances	68,500,000	—	—	70,844,530	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765	73,306,765	—	—	73,306,765

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011:

	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$35,407,715	$35,407,715
Interest bearing deposits with banks	3,990,521	3,990,521
Securities available-for-sale	370,625,505	370,625,505
Net loans	382,580,529	382,174,094

Financial liabilities
Deposits	$572,338,135	$572,388,706
Federal Home Loan Bank advances	68,500,000	71,950,022
Securities Sold under Agreement to Repurchase	120,220,433	120,220,433

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used in Estimating Fair Value of Options Granted to Directors

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2012, 2011 and 2010.

DIRECTORS

Assumption	2012	2011	2010
Dividend yield	4.7%	4.9%	4.9%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8.2 years	8.1 years	7.9 years
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$8.88	$9.16	$11.17
Forfeitures	0%	0%	0%

Summary of Status of Plans

Following is a summary of the status of the plans for the years ending December 31, 2012, 2011 and 2010:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2010	88,500	$18.96	151,650	$19.63
Granted	13,500	25.72	—	—
Exercised	(9,000)	11.64	(7,350)	11.49
Expired	—	—	(7,800)	22.26

Outstanding at December 31, 2010	93,000	$20.65	136,500	$19.92

Granted	13,500	20.02	—	—
Exercised	(4,500)	10.83	(1,000)	14.65
Expired	—	—	—	—

Outstanding at December 31, 2011	102,000	$21.00	135,500	$19.96

Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Options exercisable at:
December 31, 2012	111,000	$20.97	108,000	$20.90

Weighted average fair value of Options granted during years ended
December 31, 2010		$11.17		$—

December 31, 2011		$9.16		$—

December 31, 2012		$8.88		$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$10.01 to $15.00	15,500	$14.50	3 months
$15.01 to $20.00	45,000	18.31	4 years, 11 months
$20.01 to $22.50	105,500	21.42	4 years, 3 months
$22.51 and above	53,000	24.08	4 years, 3 months

Total	219,000	$20.94	3 years, 8 months

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2010 New South Life Insurance Company	Dec. 31, 2010 New South Life Insurance Company	Dec. 31, 2009 New South Life Insurance Company	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Summary Of Significant Accounting Policies [Line Items]
Average reserve required by the Federal Reserve Bank	$ 1,902,000	$ 1,534,000
Interest-bearing deposits with other banks, maturity date	1 year
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Premises, furniture, fixtures and equipment, estimated useful lives							3 years	40 years
Core deposit intangibles, estimated useful lives							5 years	10 years
Liquidation payment				2,201,895
Percentage of share in New South Life Insurance Company subject to liquidation payment				100.00%
Investment in New South						2,195,493
Income from the investment, including the gain from liquidation in 2010			6,402		6,402	67,961
Advertising expense	$ 636,652	$ 730,496	$ 669,472

Effect of Dilutive Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102
Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Net income per share-basic	$ 1.4	$ 1.49	$ 1.48
Net income per share-diluted	$ 1.39	$ 1.49	$ 1.48

Details of Goodwill Associated with Each Purchase (Detail) (USD $)	Dec. 31, 2012
Goodwill [Line Items]
Total	$ 3,649,130
Life to Date Amortization	499,473
Unamortized Balance	3,149,657
Kosciusko Branch
Goodwill [Line Items]
Total	605,122
Life to Date Amortization	309,285
Unamortized Balance	295,837
Scooba Branch
Goodwill [Line Items]
Total	400,000
Life to Date Amortization	180,000
Unamortized Balance	220,000
Three D Mortgage Company
Goodwill [Line Items]
Total	76,408
Life to Date Amortization	10,188
Unamortized Balance	66,220
CB&T Capital Corporation
Goodwill [Line Items]
Total	2,567,600
Unamortized Balance	$ 2,567,600

Core Deposit Intangible Balance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Current Year Amortization	$ 76,955	$ 184,691	$ 184,691
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	1,846,909
Current Year Amortization	76,955
Life to Date Amortization	1,846,909
Unamortized Balance
Core Deposits | CB&T Capital Corporation
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	1,846,909
Current Year Amortization	76,955
Life to Date Amortization	1,846,909
Unamortized Balance

Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Line Items]
Amortization of intangibles	$ 76,955	$ 184,691	$ 184,691

Amortized Cost and Fair Value of Investment Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 413,973,929	$ 363,539,526
Gross Unrealized gains	8,240,983	8,447,266
Gross Unrealized Losses	1,307,097	1,361,287
Fair Value	420,907,815	370,625,505
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	269,193,449	234,356,518
Gross Unrealized gains	546,153	722,520
Gross Unrealized Losses	628,701	140,550
Fair Value	269,110,901	234,938,488
Mortgage-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,386,126	32,434,828
Gross Unrealized gains	2,054,119	2,683,030
Gross Unrealized Losses	18,944
Fair Value	38,421,301	35,117,858
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	105,300,892	93,654,718
Gross Unrealized gains	5,640,711	5,041,716
Gross Unrealized Losses	372,243	156,570
Fair Value	110,569,360	98,539,864
Other investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,093,462	3,093,462
Gross Unrealized Losses	287,209	1,064,167
Fair Value	$ 2,806,253	$ 2,029,295

Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 119,899	$ 29,442
Less than 12 months Unrealized Losses	1,019	278
12 months or more Fair Value	3,066	2,991
12 months or more Unrealized Losses	288	1,083
Total Fair Value	122,965	32,433
Total Unrealized Losses	1,307	1,361
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	105,433	24,859
Less than 12 months Unrealized Losses	648	140
Total Fair Value	105,433	24,859
Total Unrealized Losses	648	140
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	14,466	4,583
Less than 12 months Unrealized Losses	371	138
12 months or more Fair Value	260	962
12 months or more Unrealized Losses	1	19
Total Fair Value	14,726	5,545
Total Unrealized Losses	372	157
Other investments
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value	2,806	2,029
12 months or more Unrealized Losses	287	1,064
Total Fair Value	2,806	2,029
Total Unrealized Losses	$ 287	$ 1,064

Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Carrying values of Investment securities, pledged as collateral for public deposits	$ 107,788,715	$ 141,330,905
Pooled Trust Preferred Securities
Investment [Line Items]
Unrealized loss on other investments	$ 287,209	$ 1,064,167

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale, amortized cost
Due in one year or less	$ 6,806,566
Due after one year through five years	13,589,129
Due after five years through ten years	107,789,931
Due after ten years	285,788,303
Total	413,973,929
Securities available-for-sale, fair value
Due in one year or less	6,978,341
Due after one year through five years	14,043,118
Due after five years through ten years	109,628,438
Due after ten years	290,257,918
Fair Value	$ 420,907,815	$ 370,625,505

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross realized gains	$ 459,934	$ 715,223	$ 707,407
Gross realized losses			(42,794)
Net gains on sales of securities	$ 459,934	$ 715,223	$ 664,613

Federal Home Loan Bank Stock - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Investment in Federal Home Loan Bank at cost	$ 3,235,300	$ 3,382,300

Composition of Net Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	$ 292,750,000	$ 312,766,000
Business loans	46,997,000	38,160,000
Consumer loans	29,391,000	38,540,000
Total Gross Loans	369,138,000	389,466,000
Unearned income	(248,000)	(204,000)
Allowance for loan losses	(6,954,000)	(6,681,000)
Loans, net	361,936,000	382,581,000
Land Development and Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	12,755,000	13,480,000
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	31,663,000	35,912,000
1-4 Family Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	115,837,000	133,987,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	132,495,000	129,387,000
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	45,564,000	36,581,000
Farm Production and Other Farm Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	1,433,000	1,579,000
Credit Cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,050,000	995,000
Other Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	$ 28,341,000	$ 37,545,000

Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 51,100,000	$ 50,100,000
Interest income forgone on loans classified as non-accrual	770,509	673,858	614,511
Allowance for loan losses	6,954,000	6,681,000
Restructured Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 42,850	$ 650,000
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%

Activity in Related Party Loans (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance outstanding at December 31, 2011	$ 1,127,383
Principal additions	1,423,635
Principal reductions	697,796
Balance outstanding at December 31, 2012	$ 1,853,222

Year-End Non-Accrual Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 14,142	$ 11,299
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	13,760	10,559
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	142	1,134
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,087	641
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,356	1,966
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	10,175	6,818
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	170	305
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	167	284
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	3	21
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	212	435
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 212	$ 435

Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 19,369	$ 13,991
Loans 90 or more Days Past Due	6,321	6,752
Total Past Due Loans	25,690	20,743
Current Loans	343,448	368,723
Total Gross Loans	369,138	389,466
Accruing Loans 90 or more Days Past Due	609	269
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	14,546	11,806
Loans 90 or more Days Past Due	6,225	6,378
Total Past Due Loans	20,771	18,184
Current Loans	271,979	294,582
Total Gross Loans	292,750	312,766
Accruing Loans 90 or more Days Past Due	576	228
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,588	30
Loans 90 or more Days Past Due		562
Total Past Due Loans	2,588	592
Current Loans	10,167	12,888
Total Gross Loans	12,755	13,480
Accruing Loans 90 or more Days Past Due		39
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	786	1,061
Loans 90 or more Days Past Due	589	139
Total Past Due Loans	1,375	1,200
Current Loans	30,288	34,712
Total Gross Loans	31,663	35,912
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8,139	5,774
Loans 90 or more Days Past Due	623	822
Total Past Due Loans	8,762	6,596
Current Loans	107,075	127,391
Total Gross Loans	115,837	133,987
Accruing Loans 90 or more Days Past Due	32	80
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,033	4,941
Loans 90 or more Days Past Due	5,013	4,855
Total Past Due Loans	8,046	9,796
Current Loans	124,449	119,591
Total Gross Loans	132,495	129,387
Accruing Loans 90 or more Days Past Due	544	109
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,072	307
Loans 90 or more Days Past Due	9	105
Total Past Due Loans	3,081	412
Current Loans	43,916	37,748
Total Gross Loans	46,997	38,160
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,070	294
Loans 90 or more Days Past Due	9	99
Total Past Due Loans	3,079	393
Current Loans	42,485	36,188
Total Gross Loans	45,564	36,581
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2	13
Loans 90 or more Days Past Due		6
Total Past Due Loans	2	19
Current Loans	1,431	1,560
Total Gross Loans	1,433	1,579
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,751	1,878
Loans 90 or more Days Past Due	87	269
Total Past Due Loans	1,838	2,147
Current Loans	27,553	36,393
Total Gross Loans	29,391	38,540
Accruing Loans 90 or more Days Past Due	33	41
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	40	20
Loans 90 or more Days Past Due	30	17
Total Past Due Loans	70	37
Current Loans	980	958
Total Gross Loans	1,050	995
Accruing Loans 90 or more Days Past Due	30	17
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,711	1,858
Loans 90 or more Days Past Due	57	252
Total Past Due Loans	1,768	2,110
Current Loans	26,573	35,435
Total Gross Loans	28,341	37,545
Accruing Loans 90 or more Days Past Due	$ 3	$ 24

Impaired Loans, by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 14,142	$ 11,399
Recorded Investment With No Allowance	8,950	8,437
Recorded Investment With Allowance	5,192	2,962
Total Recorded Investment	14,142	11,399
Related Allowance	1,093	1,167
Average Recorded Investment	12,770	11,500
Real Estate Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	13,760	10,659
Recorded Investment With No Allowance	8,659	7,823
Recorded Investment With Allowance	5,101	2,836
Total Recorded Investment	13,760	10,659
Related Allowance	1,038	1,110
Average Recorded Investment	12,209	10,300
Real Estate Loans | Land Development and Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	142	1,134
Recorded Investment With No Allowance	18	992
Recorded Investment With Allowance	124	142
Total Recorded Investment	142	1,134
Related Allowance	117	134
Average Recorded Investment	638	883
Real Estate Loans | Farmland
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,087	641
Recorded Investment With No Allowance	947	492
Recorded Investment With Allowance	140	149
Total Recorded Investment	1,087	641
Related Allowance	24	24
Average Recorded Investment	864	588
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,356	2,066
Recorded Investment With No Allowance	1,740	1,297
Recorded Investment With Allowance	616	769
Total Recorded Investment	2,356	2,066
Related Allowance	186	216
Average Recorded Investment	2,211	1,933
Real Estate Loans | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	10,175	6,818
Recorded Investment With No Allowance	5,954	5,042
Recorded Investment With Allowance	4,221	1,776
Total Recorded Investment	10,175	6,818
Related Allowance	711	736
Average Recorded Investment	8,496	6,896
Business Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	170	305
Recorded Investment With No Allowance	79	184
Recorded Investment With Allowance	91	121
Total Recorded Investment	170	305
Related Allowance	55	57
Average Recorded Investment	238	879
Business Loans | Commercial and Industrial Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	167	284
Recorded Investment With No Allowance	76	163
Recorded Investment With Allowance	91	121
Total Recorded Investment	167	284
Related Allowance	55	57
Average Recorded Investment	226	860
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3	21
Recorded Investment With No Allowance	3	21
Total Recorded Investment	3	21
Average Recorded Investment	12	19
Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	212	435
Recorded Investment With No Allowance	212	430
Recorded Investment With Allowance		5
Total Recorded Investment	212	435
Average Recorded Investment	323	321
Consumer Loans | Other Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	212	435
Recorded Investment With No Allowance	212	430
Recorded Investment With Allowance		5
Total Recorded Investment	212	435
Average Recorded Investment	$ 323	$ 321

Restructured Loans Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	4	1
Pre-Modification Outstanding Recorded Investment	$ 6,850	$ 1,699
Post-Modification Outstanding Recorded Investment	5,602	1,459
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	4	1
Pre-Modification Outstanding Recorded Investment	6,850	1,699
Post-Modification Outstanding Recorded Investment	$ 5,602	$ 1,459

Changes in Restructured Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Loan
Financing Receivable, Impaired [Line Items]
Totals at January 1, 2012	1
Additional loans with concessions	3
Total at December 31, 2012	4
Totals at January 1, 2012	$ 1,459
Additional loans with concessions	4,878
Writedown	(634)
Principal paydowns	(101)
Total at December 31, 2012	$ 5,602

Detailed Amount of Gross Loans by Loan Grade and Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 369,138	$ 389,466
Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	292,750	312,766
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,755	13,480
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	31,663	35,912
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	115,837	133,987
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	132,495	129,387
Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	46,997	38,160
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	45,564	36,581
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,433	1,579
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29,391	38,540
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,050	995
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28,341	37,545
Satisfactory 1, 2, 3, 4
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	315,031	331,052
Satisfactory 1, 2, 3, 4 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	244,209	264,764
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10,596	9,647
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	27,069	31,405
Satisfactory 1, 2, 3, 4 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	97,630	115,365
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	108,914	108,347
Satisfactory 1, 2, 3, 4 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	42,807	29,451
Satisfactory 1, 2, 3, 4 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41,449	27,970
Satisfactory 1, 2, 3, 4 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,358	1,481
Satisfactory 1, 2, 3, 4 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28,015	36,837
Satisfactory 1, 2, 3, 4 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,020	978
Satisfactory 1, 2, 3, 4 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,995	35,859
Special Mention 5,6
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,295	26,350
Special Mention 5,6 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	17,496	18,305
Special Mention 5,6 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,890	2,290
Special Mention 5,6 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2,701	3,043
Special Mention 5,6 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,177	5,784
Special Mention 5,6 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,728	7,188
Special Mention 5,6 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,512	7,720
Special Mention 5,6 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,486	7,712
Special Mention 5,6 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26	8
Special Mention 5,6 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	287	325
Special Mention 5,6 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	287	325
Substandard 7
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	32,754	31,882
Substandard 7 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	31,045	29,608
Substandard 7 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	269	1,481
Substandard 7 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,893	1,464
Substandard 7 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,030	12,811
Substandard 7 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16,853	13,852
Substandard 7 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	650	953
Substandard 7 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	601	863
Substandard 7 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	49	90
Substandard 7 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,059	1,321
Substandard 7 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	30	17
Substandard 7 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,029	1,304
Doubtful 8
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	56	116
Doubtful 8 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		27
Doubtful 8 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		27
Doubtful 8 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	36
Doubtful 8 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	36
Doubtful 8 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	53
Doubtful 8 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	53
Loss 9
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2	66
Loss 9 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		62
Loss 9 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		62
Loss 9 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2	4
Loss 9 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 2	$ 4

Net (Chargeoffs) Recoveries, Segregated by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (1,272,940)	$ (2,693,084)	$ (1,602,647)
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(1,160,969)	(1,474,304)	(1,039,981)
Real Estate Loans | Land Development and Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(87,917)	(60,964)	(175,771)
Real Estate Loans | Farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	2,386	(423,078)	(140,866)
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(220,591)	(911,026)	(623,445)
Real Estate Loans | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(854,847)	(79,236)	(99,899)
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(2,500)	(999,193)	(254,869)
Business Loans | Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	936	(994,522)	(244,382)
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(3,436)	(4,671)	(10,487)
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(109,471)	(219,587)	(307,797)
Consumer Loans | Credit Cards
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(9,441)	(43,763)	(39,881)
Consumer Loans | Other Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (100,030)	$ (175,824)	$ (267,916)

Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 6,681,412	$ 6,379,070	$ 5,525,927
Provision for loan losses	1,545,797	2,995,426	2,455,790
Chargeoffs	1,504,195	2,817,981	1,814,461
Recoveries	231,255	124,897	211,814
Net Chargeoffs	1,272,940	2,693,084	1,602,647
Ending Balance	6,954,269	6,681,412	6,379,070
Loans individually evaluated for impairment	1,093,227	1,166,594	1,478,406
Loans collectively evaluated for impairment	5,861,042	5,514,818	4,900,664
Ending Balance	6,954,269	6,681,412	6,379,070
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,176,475	4,306,691	3,356,197
Provision for loan losses	1,614,053	1,344,088	1,990,475
Chargeoffs	1,218,879	1,500,400	1,062,599
Recoveries	57,910	26,096	22,618
Net Chargeoffs	1,160,969	1,474,304	1,039,981
Ending Balance	4,629,559	4,176,475	4,306,691
Loans individually evaluated for impairment	1,038,521	1,109,209	1,263,306
Loans collectively evaluated for impairment	3,591,038	3,067,266	3,043,385
Ending Balance	4,629,559	4,176,475	4,306,691
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,672,467	1,104,706	1,162,613
Provision for loan losses	(115,269)	1,566,954	196,962
Chargeoffs	55,390	1,011,458	352,745
Recoveries	52,890	12,265	97,876
Net Chargeoffs	2,500	999,193	254,869
Ending Balance	1,554,698	1,672,467	1,104,706
Loans individually evaluated for impairment	54,706	57,325	194,301
Loans collectively evaluated for impairment	1,499,992	1,615,142	910,405
Ending Balance	1,554,698	1,672,467	1,104,706
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	832,470	967,673	1,007,117
Provision for loan losses	47,013	84,384	268,353
Chargeoffs	229,926	306,123	399,117
Recoveries	120,455	86,536	91,320
Net Chargeoffs	109,471	219,587	307,797
Ending Balance	770,012	832,470	967,673
Loans individually evaluated for impairment			20,799
Loans collectively evaluated for impairment	770,012	832,470	946,874
Ending Balance	$ 770,012	$ 832,470	$ 967,673

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 14,142	$ 11,399
Loans collectively evaluated for impairment	354,996	378,067
Total Gross Loans	369,138	389,466
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	13,760	10,659
Loans collectively evaluated for impairment	278,990	302,107
Total Gross Loans	292,750	312,766
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	170	305
Loans collectively evaluated for impairment	46,827	37,855
Total Gross Loans	46,997	38,160
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	212	435
Loans collectively evaluated for impairment	29,179	38,105
Total Gross Loans	$ 29,391	$ 38,540

Bank Premises, Furniture, Fixtures and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 37,210,319	$ 36,914,441
Less accumulated depreciation	17,785,027	16,635,998
Total	19,425,292	20,278,443
Land and buildings
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	23,235,058	23,199,998
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 13,975,261	$ 13,714,443

Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,149,029	$ 1,181,257	$ 1,108,158

Composition of Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Non-interest bearing	$ 119,946,574	$ 116,894,676
NOW and money market accounts	228,111,275	172,585,498
Savings deposits	46,240,652	41,876,977
Time deposits, $100,000 or more	131,935,125	119,481,007
Other time deposits	116,315,712	121,499,977
Total	$ 642,549,338	$ 572,338,135

Scheduled Maturities of Certificates of Deposit (Detail) (Certificates of Deposit, USD $)	Dec. 31, 2012
Certificates of Deposit
Time Deposits [Line Items]
2013	$ 195,771,306
2014	48,440,344
2015	3,969,729
2016	13,102
2017	56,356
Time Deposits, Total	$ 248,250,837

Deposits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Interest expense for time deposits	$ 996,000	$ 1,158,000	$ 2,172,000

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2012
Mortgage And Other Loans
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 164,639,520
Other Assets
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 3,235,300

Summary of Federal Home Loan Bank Advances (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 68,500,000	$ 68,500,000
Federal Home Loan Bank Advances Five
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.66%
Final Maturity		Jun 17, 2013
Federal Home Loan Bank Advances Six
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	15,000,000	15,000,000
Interest Rate		3.07%
Final Maturity		Jun 24, 2013
Federal Home Loan Bank Advances Seven
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.24%
Final Maturity		Jul 16, 2013
Federal Home Loan Bank Advances Eight
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.66%
Final Maturity		Jul 16, 2013
Federal Home Loan Bank Advances Nine
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	3,500,000	3,500,000
Interest Rate		4.67%
Final Maturity		Dec 16, 2014
Federal Home Loan Bank Advances Ten
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 20,000,000
Interest Rate		2.53%
Final Maturity		Jan 9, 2018

Scheduled Payments for Next Five Years (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 45,000,000
2014	3,500,000
2015
2016
2017
Thereafter	20,000,000
Advance Amount	$ 68,500,000	$ 68,500,000

Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Other income	$ 1,399,209	$ 1,324,130	$ 1,212,534
BOLI Insurance
Component of Other Income, Nonoperating [Line Items]
Other income	567,440	636,657	552,913
Mortgage loan origination fees
Component of Other Income, Nonoperating [Line Items]
Other income	486,136	354,407	434,734
Other income
Component of Other Income, Nonoperating [Line Items]
Other income	$ 345,633	$ 333,066	$ 224,887

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Intangible amortization	$ 76,955	$ 184,691	$ 184,691
Advertising	636,652	730,496	669,472
Office supplies	487,581	563,611	486,106
Legal and audit fees	458,731	446,699	419,429
FDIC and state assessments	1,270,792	1,152,049	1,030,963
Telephone expense	430,695	435,015	529,204
Loan collection expense	378,576	371,071	482,036
Other losses	354,279	302,493	687,401
Debit card / ATM expense	815,960	742,488	579,118
Travel and convention	194,541	278,676	263,586
Other expenses	2,770,430	2,671,150	2,202,889
Total other expense	$ 7,875,192	$ 7,878,439	$ 7,534,895

Other Income and Other Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Net writedown on other real estate owned	$ (309,797)	$ (265,876)	$ (141,060)

Provision for Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 1,917,067	$ 1,677,406	$ 2,788,069
State	270,114	211,796	364,212
Current Income Tax Expense (Benefit), Total	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)
Income tax expense	$ 1,650,808	$ 1,317,062	$ 2,082,461

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Federal taxes based on statutory rate	$ 2,867,834	$ 2,901,869	$ 3,143,298
State income taxes, net of federal benefit	178,275	139,785	240,380
Tax-exempt investment interest	(1,231,567)	(1,201,271)	(1,222,904)
Other, net	(163,734)	(523,321)	(78,313)
Income tax expense	$ 1,650,808	$ 1,317,062	$ 2,082,461

Net Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 2,593,942	$ 2,492,167
Deferred compensation liability	2,207,288	1,897,054
Intangible assets	215,797	248,854
Other	678,366	620,117
Total	5,695,393	5,258,192
Deferred tax liabilities
Premises and equipment	1,197,848	1,279,130
Unrealized gain on available-for-sale securities	2,586,339	2,643,070
Other	194,033	211,923
Total	3,978,220	4,134,123
Net deferred tax asset	$ 1,717,173	$ 1,124,069

Income Taxes - Additional Informations (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Net deferred tax asset	$ 1,717,173	$ 1,124,069

Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Other assets	$ 7,090,551		$ 8,140,029
Total assets	880,839,898		853,945,454
Liabilities
Other liabilities	1,375,831		1,349,360
Stockholders' equity	88,868,830		86,079,217		76,295,096	74,597,464
Total liabilities and stockholders' equity	880,839,898		853,945,454
Citizens Holding Company
ASSETS
Cash	1,657,268	[1]	1,416,801	[1]	1,351,489	1,065,630
Investment in bank subsidiary	86,885,774	[1]	84,377,402	[1]
Other assets	326,188	[1]	285,414	[1]
Total assets	88,869,230		86,079,617
Liabilities
Other liabilities	400		400
Stockholders' equity	88,868,830		86,079,217
Total liabilities and stockholders' equity	$ 88,869,230		$ 86,079,617

[1]	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income
Other income	$ 1,399,209		$ 1,324,130		$ 1,212,534
Total non-interest income	7,401,779		7,442,379		7,408,566
Other expense	7,875,192		7,878,439		7,534,895
Income tax benefit	1,650,808		1,317,062		2,082,461
Net income	6,783,999		7,217,847		7,162,531
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Interest income	3,348		3,264		3,559
Other income
Dividends from bank subsidiary	4,332,000	[1]	4,332,000	[1]	4,654,050	[1]
Equity in undistributed earnings of bank subsidiary	2,603,735	[1]	3,016,877	[1]	2,677,680	[1]
Other income			51		115
Total non-interest income	6,939,083		7,348,928		7,331,845
Other expense	252,278		236,904		265,594
Income before income taxes	6,686,805		7,115,288		7,069,810
Income tax benefit	(97,194)		(102,559)		(92,721)
Net income	$ 6,783,999		$ 7,217,847		$ 7,162,531

[1]	Eliminates in consolidation.

Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 6,783,999		$ 7,217,847		$ 7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense	119,834		123,702		150,748
Decrease (Increase) in other assets	(809,867)		(846,763)		(751,967)
Net cash provided by operating activities	11,087,250		11,788,040		17,523,259
Cash flows from financing activities
Dividends paid to stockholders	(4,276,282)		(4,261,652)		(4,110,791)
Proceeds from exercise of stock options	257,425		63,385		189,161
Repurchase of company stock					(366,381)
Net cash provided (used) by financing activities	19,290,845		22,064,488		(28,394,806)
Net (decrease) increase in cash and due from banks	(13,846,427)		18,444,322		1,597,781
Citizens Holding Company
Cash flows from operating activities
Net income	6,783,999		7,217,847		7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,603,735)	[1]	(3,016,877)	[1]	(2,677,680)	[1]
Stock compensation expense	119,834		123,702		150,748
Decrease (Increase) in other assets	(40,774)		(61,093)		(62,129)
Increase in other liabilities					400
Net cash provided by operating activities	4,259,324		4,263,579		4,573,870
Cash flows from financing activities
Dividends paid to stockholders	(4,276,282)		(4,261,652)		(4,110,791)
Proceeds from exercise of stock options	257,425		63,385		189,161
Repurchase of company stock					(366,381)
Net cash provided (used) by financing activities	(4,018,857)		(4,198,267)		(4,288,011)
Net (decrease) increase in cash and due from banks	240,467		65,312		285,859
Cash, beginning of year	1,416,801	[2]	1,351,489		1,065,630
Cash, end of year	$ 1,657,268	[2]	$ 1,416,801	[2]	$ 1,351,489

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.

Summarized Financial Information of Citizens Holding Company - Additional Information (Detail) (Citizens Holding Company, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	$ 4,332,000	[1]	$ 4,332,000	[1]	$ 4,654,050	[1]

[1]	Eliminates in consolidation.

Related Party Transactions - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits from related parties	$ 5,903,725	$ 3,253,647

Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Loan Commitments	$ 45,428,316	$ 37,703,387
Letters of Credit Outstanding	$ 2,892,830	$ 3,113,225

Future Minimum Rental Payments Due under Leases (Detail) (USD $)	Dec. 31, 2011
Operating Leased Assets [Line Items]
2013	$ 229,580
2014	119,423
2015	57,164
2016	57,164
2017	57,164
Operating Leases, Future Minimum Payments Due, Total	$ 520,495

Lease Commitment and Total Rental Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Rent Expense [Line Items]
Rental expenses	$ 177,416	$ 145,207	$ 191,717

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employer's matching contribution	100.00%
Employer's matching contribution as percentage of each participant's compensation, maximum	6.00%
Employer's annual contribution	$ 778,724	$ 786,824	$ 728,650
Defined contribution plan, service period for eligibility	1 year
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation expense	26,862	75,327	81,478
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation expense	$ 882,904	$ 844,184	$ 464,202

Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Citizens Holding Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 87,379,179	$ 84,440,131
Total Capital (to Risk Weighted Assets), Actual Ratio	18.22%	17.53%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	38,372,601	38,542,705
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	81,371,626	78,409,696
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.96%	16.27%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	19,271,353	19,271,353
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	81,372,626	78,409,696
Tier I Capital (to Average Assets), Actual Ratio	9.58%	9.47%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	33,958,656	33,131,789
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	85,392,046	82,742,612
Total Capital (to Risk Weighted Assets), Actual Ratio	17.81%	17.16%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	38,346,180	38,570,544
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	47,932,725	48,213,180
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	79,388,571	76,707,881
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.56%	15.91%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	19,173,090	19,285,272
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	28,759,635	28,927,908
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	79,388,571	76,707,881
Tier I Capital (to Average Assets), Actual Ratio	9.36%	9.31%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	33,944,452	32,947,256
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 42,430,564	$ 41,184,070
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 420,907,815
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	418,101,562
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	420,907,815	370,625,505
Fair Value, Measurements, Recurring | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	269,110,901	234,938,488
Fair Value, Measurements, Recurring | Mortgage-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,421,301	35,117,858
Fair Value, Measurements, Recurring | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	110,569,360	98,539,864
Fair Value, Measurements, Recurring | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253	2,029,295
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	418,101,562	368,596,210
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	269,110,901	234,938,488
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,421,301	35,117,858
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	110,569,360	98,539,864
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253	2,029,295
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 2,806,253	$ 2,029,295

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 2,029,295	$ 1,884,677
Unrealized gains included in other comprehensive income	776,957	144,618
Balance at December 31	2,806,252	2,029,295
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date

Asset Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 6,568,141	$ 4,847,039
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	4,099,031	1,790,137
Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	2,469,110	3,056,902
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	6,568,141	4,847,039
Fair Value, Inputs, Level 3 | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	4,099,031	1,790,137
Fair Value, Inputs, Level 3 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 2,469,110	$ 3,056,902

Fair Values of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of an impaired loan	$ 5,192,258	$ 2,956,731
Impaired loans, allowance for loan losses	1,093,227	1,166,594
Other real estate owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	$ 309,797	$ 265,876

Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and due from banks	$ 21,561,288
Interest bearing deposits with banks	16,228,747
Securities available-for-sale	420,907,815
Net loans	362,114,991
Financial liabilities
Deposits	642,763,400
Federal Home Loan Bank advances	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765
Carrying Amount
Financial assets
Cash and due from banks	21,561,288	35,407,715
Interest bearing deposits with banks	16,228,747	3,990,521
Securities available-for-sale	420,907,815	370,625,505
Net loans	361,936,495	382,580,529
Financial liabilities
Deposits	642,549,338	572,338,135
Federal Home Loan Bank advances	68,500,000	68,500,000
Securities Sold under Agreement to Repurchase	73,306,765	120,220,433
Fair Value
Financial assets
Cash and due from banks		35,407,715
Interest bearing deposits with banks		3,990,521
Securities available-for-sale		370,625,505
Net loans		382,174,094
Financial liabilities
Deposits		572,388,706
Federal Home Loan Bank advances		71,950,022
Securities Sold under Agreement to Repurchase		120,220,433
Fair Value, Inputs, Level 1
Financial assets
Cash and due from banks	21,561,288
Interest bearing deposits with banks	16,228,747
Financial liabilities
Deposits	394,298,501
Securities Sold under Agreement to Repurchase	73,306,765
Fair Value, Inputs, Level 2
Financial assets
Securities available-for-sale	418,101,562
Fair Value, Inputs, Level 3
Financial assets
Securities available-for-sale	2,806,253
Net loans	362,114,991
Financial liabilities
Deposits	248,464,899
Federal Home Loan Bank advances	$ 70,844,530

Stock Options - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options granted	$ 132,935
Total intrinsic value of options exercised	$ 32,620	46,505
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	13,500	13,500	13,500
Stock options granted, exercisable period	6 months
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 49,500
Directors Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	210,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 83,435

Assumptions Used in Estimating Fair Value of Options Granted to Directors (Detail) (Directors Stock Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	4.70%	4.90%	4.90%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8 years 2 months 12 days	8 years 1 month 6 days	7 years 10 months 24 days
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$ 8.88	$ 9.16	$ 11.17
Forfeitures	0.00%	0.00%	0.00%

Summary of Status of Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors Stock Option Plan
Number of Options
Beginning Balance	102,000	93,000	88,500
Granted	13,500	13,500	13,500
Exercised	(3,000)	(4,500)	(9,000)
Expired	(1,500)
Ending Balance	111,000	102,000	93,000
Weighted average exercise price of Options exercisable at December 31, 2012	$ 20.97
Weighted average fair value of Options granted	$ 8.88	$ 9.16	$ 11.17
Options exercisable at December 31, 2012	111,000
Weighted Average Exercise Price
Beginning Balance	$ 21	$ 20.65	$ 18.96
Granted	$ 18.76	$ 20.02	$ 25.72
Exercised	$ 15	$ 10.83	$ 11.64
Expired	$ 15
Ending Balance	$ 20.97	$ 21	$ 20.65
Employee Stock Option
Number of Options
Beginning Balance	135,500	136,500	151,650
Exercised	(14,500)	(1,000)	(7,350)
Expired	(13,000)		(7,800)
Ending Balance	108,000	135,500	136,500
Weighted average exercise price of Options exercisable at December 31, 2012	$ 20.9
Options exercisable at December 31, 2012	108,000
Weighted Average Exercise Price
Beginning Balance	$ 19.96	$ 19.92	$ 19.63
Exercised	$ 14.65	$ 14.65	$ 11.49
Expired	$ 18.09		$ 22.26
Ending Balance	$ 20.9	$ 19.96	$ 19.92

Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	219,000
Weighted Average Price	$ 20.94
Weighted Average Life Remaining	3 years 8 months
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 10.01
Range of Exercise Prices, Upper Limit	$ 15
Options Outstanding	15,500
Weighted Average Price	$ 14.5
Weighted Average Life Remaining	3 months
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20
Options Outstanding	45,000
Weighted Average Price	$ 18.31
Weighted Average Life Remaining	4 years 11 months
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.5
Options Outstanding	105,500
Weighted Average Price	$ 21.42
Weighted Average Life Remaining	4 years 3 months
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.51
Options Outstanding	53,000
Weighted Average Price	$ 24.08
Weighted Average Life Remaining	4 years 3 months